Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Mar. 27, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	GRVY
Entity Registrant Name	GRAVITY CO., LTD.
Entity Central Index Key	0001313310
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		6,948,900

CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2012 All Other USD ($)	Dec. 31, 2012 All Other KRW	Dec. 31, 2011 All Other KRW
Current assets:
Cash and cash equivalents	$ 34,287,000	36,455,000,000	42,430,000,000
Short-term financial instruments	16,459,000	17,500,000,000	15,000,000,000
Accounts receivable, net (including related party balances of ?3,257 and ?2,575, respectively)	6,693,000	7,116,000,000	6,436,000,000
Current portion of deferred income tax assets	2,597,000	2,761,000,000	3,062,000,000
Other current assets				3,853,000	4,097,000,000	4,905,000,000
Total current assets	63,889,000	67,929,000,000	71,833,000,000
Property and equipment, net	3,314,000	3,524,000,000	2,731,000,000
Leasehold and other deposits	5,424,000	5,767,000,000	5,924,000,000
Capitalized software development cost				16,353,000	17,387,000,000	18,936,000,000
Other intangible assets	2,840,000	3,020,000,000	15,750,000,000
Goodwill	3,633,000	3,863,000,000	7,477,000,000
Equity method investments	609,000	647,000,000	1,444,000,000
Deferred income tax assets	7,835,000	8,331,000,000	8,308,000,000
Other non-current assets				82,000	87,000,000	475,000,000
Total assets	103,979,000	110,555,000,000	132,878,000,000
Current liabilities:
Accounts payable (including related party balances of ?950 and ?637, respectively)	4,811,000	5,115,000,000	5,552,000,000
Deferred revenue				2,827,000	3,006,000,000	4,663,000,000
Accrued expense	864,000	919,000,000	875,000,000
Other current liabilities	1,256,000	1,335,000,000	972,000,000
Total current liabilities	9,758,000	10,375,000,000	12,062,000,000
Long-term deferred revenue				8,626,000	9,172,000,000	7,457,000,000
Accrued severance benefits	642,000	683,000,000	916,000,000
Deferred income tax liabilities			1,517,000,000
Other non-current liabilities	233,000	247,000,000	267,000,000
Total liabilities	19,259,000	20,477,000,000	22,219,000,000
Commitments and contingencies
Parent Company Shareholders' equity:
Preferred shares, ?500 par value, 2,000,000 shares authorized, and no shares issued and outstanding at December 31, 2011 and 2012
Common shares, ?500 par value, 38,000,000 shares authorized, and 6,948,900 shares issued and outstanding at December 31, 2011 and 2012	3,267,000	3,474,000,000	3,474,000,000
Additional paid-in capital	70,911,000	75,395,000,000	75,395,000,000
Retained earnings	7,241,000	7,699,000,000	19,923,000,000
Accumulated other comprehensive income	2,823,000	3,001,000,000	3,042,000,000
Total parent company shareholders' equity	84,242,000	89,569,000,000	101,834,000,000
Non-controlling interest	478,000	509,000,000	8,825,000,000
Total equity	84,720,000	90,078,000,000	110,659,000,000
Total liabilities and equity	$ 103,979,000	110,555,000,000	132,878,000,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) (KRW)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, related party	2,575,000,000	3,257,000,000
Accounts payable, related party	637,000,000	950,000,000
Preferred shares, par value	500	500
Preferred shares, shares authorized	2,000,000	2,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Common shares, par value	500	500
Common shares, shares authorized	38,000,000	38,000,000
Common shares, shares issued	6,948,900	6,948,900
Common shares, shares outstanding	6,948,900	6,948,900
Related Party Transactions
Other current assets	84,000,000	275,000,000
Capitalized software development cost	544,000,000	279,000,000
Other non-current assets	0	43,000,000
Deferred revenue	559,000,000	554,000,000
Long-term deferred revenue	5,503,000,000	4,869,000,000

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 Online games-subscription revenue USD ($)	Dec. 31, 2012 Online games-subscription revenue KRW	Dec. 31, 2011 Online games-subscription revenue KRW	Dec. 31, 2010 Online games-subscription revenue KRW	Dec. 31, 2012 Online games-royalties and license fees USD ($)	Dec. 31, 2012 Online games-royalties and license fees KRW	Dec. 31, 2011 Online games-royalties and license fees KRW	Dec. 31, 2010 Online games-royalties and license fees KRW	Dec. 31, 2012 Mobile games including related party revenue USD ($)	Dec. 31, 2012 Mobile games including related party revenue KRW	Dec. 31, 2011 Mobile games including related party revenue KRW	Dec. 31, 2010 Mobile games including related party revenue KRW	Dec. 31, 2012 Character merchandising, animation and other revenue including related party revenue USD ($)	Dec. 31, 2012 Character merchandising, animation and other revenue including related party revenue KRW	Dec. 31, 2011 Character merchandising, animation and other revenue including related party revenue KRW	Dec. 31, 2010 Character merchandising, animation and other revenue including related party revenue KRW	Dec. 31, 2012 All Other USD ($)	Dec. 31, 2012 All Other KRW	Dec. 31, 2011 All Other KRW	Dec. 31, 2010 All Other KRW
Revenue
Revenue	$ 54,343,000	57,781,000,000	57,477,000,000	52,362,000,000	$ 9,546,000	10,150,000,000	11,556,000,000	9,908,000,000	$ 30,402,000	32,325,000,000	35,552,000,000	32,132,000,000	$ 10,744,000	11,424,000,000	9,293,000,000	9,188,000,000	$ 3,651,000	3,882,000,000	1,076,000,000	1,134,000,000
Cost of revenue																					32,830,000	34,906,000,000	24,243,000,000	20,873,000,000
Gross profit	21,513,000	22,875,000,000	33,234,000,000	31,489,000,000
Selling, general and administrative																					19,102,000	20,310,000,000	22,759,000,000	20,422,000,000
Research and development																					6,601,000	7,018,000,000	4,136,000,000	4,652,000,000
Impairment losses on intangible assets	13,702,000	14,569,000,000	3,697,000,000	475,000,000
Gain on disposal of equity method investments	(497,000)	(528,000,000)
Gain on loss of control in a subsidiary			(548,000,000)
Settlement cost of litigation			29,000,000
Operating income (loss)	(17,395,000)	(18,494,000,000)	3,161,000,000	5,940,000,000
Other income (expenses)
Interest income	1,658,000	1,763,000,000	1,844,000,000	1,946,000,000
Interest expense	(52,000)	(55,000,000)	(58,000,000)	(32,000,000)
Foreign currency income (loss), net	(848,000)	(902,000,000)	180,000,000	96,000,000
Others, net	61,000	65,000,000	(90,000,000)	312,000,000
Income (loss) before income tax expense (benefit) and equity loss on investments	(16,576,000)	(17,623,000,000)	5,037,000,000	8,262,000,000
Income tax expenses (benefit)	2,430,000	2,584,000,000	(7,962,000,000)	4,207,000,000
Income (loss) before equity loss on investments	(19,006,000)	(20,207,000,000)	12,999,000,000	4,055,000,000
Equity loss on investments, net	(312,000)	(333,000,000)	(242,000,000)	(345,000,000)
Net income (loss)	(19,318,000)	(20,540,000,000)	12,757,000,000	3,710,000,000
Net income (loss) attributable to :
Non-controlling interest	(7,821,000)	(8,316,000,000)	(2,171,000,000)	(20,000,000)
Parent company	(11,497,000)	(12,224,000,000)	14,928,000,000	3,730,000,000
Earnings (losses) per share - basic and diluted:
Net income attributable to parent company common shareholders	$ (1.65)	(1,759)	2,148	537
Weighted average number of shares outstanding
Weighted average number of shares outstanding Basic and diluted	6,948,900	6,948,900	6,948,900	6,948,900
Other comprehensive income (loss)
Foreign currency translation adjustment	(39,000)	(41,000,000)	(510,000,000)	290,000,000
Comprehensive income (loss)	(19,357,000)	(20,581,000,000)	12,247,000,000	4,000,000,000
Comprehensive income (loss) attributable to :
Non-controlling interest	(7,821,000)	(8,316,000,000)	(2,171,000,000)	(20,000,000)
Parent company	$ (11,536,000)	(12,265,000,000)	14,418,000,000	4,020,000,000

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (KRW)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related party revenue	30,061,000,000	29,110,000,000	29,065,000,000
Online games-royalties and license fees
Related party revenue	24,125,000,000	23,890,000,000	24,636,000,000
Mobile games including related party revenue
Related party revenue	3,296,000,000	4,604,000,000	3,917,000,000
Character merchandising, animation and other revenue including related party revenue
Related party revenue	2,621,000,000	616,000,000	512,000,000
Related Party Transactions
Cost of revenue	2,072,000,000	953,000,000	259,000,000
Selling, general and administrative	605,000,000	588,000,000	3,923,000,000
Research and development	108,000,000	317,000,000	0

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Total USD ($)	Total KRW	Common Shares USD ($)	Common Shares KRW	Additional Paid-In Capital USD ($)	Additional Paid-In Capital KRW	Retained Earnings (Accumulated Deficit) USD ($)	Retained Earnings (Accumulated Deficit) KRW	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) KRW	Non-Controlling Interest in Subsidiary USD ($)	Non-Controlling Interest in Subsidiary KRW
Beginning Balance at Dec. 31, 2009		83,610,000,000		3,474,000,000		75,395,000,000		1,265,000,000		3,262,000,000		214,000,000
Beginning Balance (in shares) at Dec. 31, 2009				6,948,900
Increase of non-controlling interest from acquisition of a new subsidiary		10,802,000,000										10,802,000,000
Comprehensive income
Foreign currency translation adjustments, net of tax		290,000,000								290,000,000
Net income (loss)		3,710,000,000						3,730,000,000				(20,000,000)
Total comprehensive income		4,000,000,000
Ending Balance at Dec. 31, 2010		98,412,000,000		3,474,000,000		75,395,000,000		4,995,000,000		3,552,000,000		10,996,000,000
Ending Balance (in shares) at Dec. 31, 2010				6,948,900
Comprehensive income
Foreign currency translation adjustments, net of tax		(510,000,000)								(510,000,000)
Net income (loss)		12,757,000,000						14,928,000,000				(2,171,000,000)
Total comprehensive income		12,247,000,000
Ending Balance at Dec. 31, 2011	104,077,000	110,659,000,000	3,267,000	3,474,000,000	70,911,000	75,395,000,000	18,738,000	19,923,000,000	2,862,000	3,042,000,000	8,299,000	8,825,000,000
Ending Balance (in shares) at Dec. 31, 2011			6,948,900
Comprehensive income
Foreign currency translation adjustments, net of tax	(39,000)	(41,000,000)							(39,000)	(41,000,000)
Net income (loss)	(19,318,000)	(20,540,000,000)					(11,497,000)	(12,224,000,000)			(7,821,000)	(8,316,000,000)
Total comprehensive income	(19,357,000)	(20,581,000,000)
Ending Balance at Dec. 31, 2012	$ 84,720,000	90,078,000,000	$ 3,267,000	3,474,000,000	$ 70,911,000	75,395,000,000	$ 7,241,000	7,699,000,000	$ 2,823,000	3,001,000,000	$ 478,000	509,000,000
Ending Balance (in shares) at Dec. 31, 2012			6,948,900

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW
Cash flows from operating activities
Net income (loss)	$ (19,318,000)	(20,540,000,000)	12,757,000,000	3,710,000,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	7,843,000	8,339,000,000	4,088,000,000	3,708,000,000
Allowance for accounts receivable and other receivables	200,000	213,000,000	1,021,000,000	426,000,000
Impairment loss on intangible assets	13,702,000	14,569,000,000	3,697,000,000	475,000,000
Provision for accrued severance benefits	90,000	96,000,000	586,000,000	234,000,000
Equity loss on investments, net	312,000	333,000,000	242,000,000	345,000,000
Gain on disposition of available-for-sale investments				(335,000,000)
Loss (gain) on foreign currency transactions	87,000	93,000,000	(70,000,000)	400,000,000
Loss (gain) on disposition of property and equipment	(7,000)	(7,000,000)		108,000,000
Gain on loss of control in subsidiaries			(548,000,000)
Gain on disposal of equity method investment	(497,000)	(528,000,000)
Others	9,000	7,000,000	(33,000,000)	110,000,000
Changes in operating assets and liabilities:
Accounts receivable	(1,515,000)	(1,611,000,000)	1,437,000,000	1,213,000,000
Other assets	72,000	76,000,000	(5,987,000,000)	(170,000,000)
Accounts payable	(748,000)	(795,000,000)	(1,366,000,000)	(437,000,000)
Accrued expenses	168,000	179,000,000	447,000,000	(814,000,000)
Deferred revenue	42,000	45,000,000	(2,494,000,000)	(498,000,000)
Income tax payable	(63,000)	(67,000,000)	(364,000,000)	368,000,000
Deferred income taxes	(964,000)	(1,025,000,000)	(11,715,000,000)	(263,000,000)
Payment of severance benefits	(179,000)	(190,000,000)	(648,000,000)	(91,000,000)
Other liabilities	83,000	87,000,000	129,000,000	(101,000,000)
Net cash provided by (used in) operating activities	(683,000)	(726,000,000)	1,179,000,000	8,388,000,000
Cash flows from investing activities
Decrease (Increase) in short-term financial instruments	(2,351,000)	(2,500,000,000)	(2,223,000,000)	3,500,000,000
Purchase of available-for-sale investments				(5,000,000,000)
Proceeds from disposal of available-for-sale investments			5,021,000,000	5,308,000,000
Decrease (Increase) in short-term loans receivables	166,000	176,000,000		(1,249,000,000)
Purchase of equity method investments				(495,000,000)
Proceeds from disposal of equity method investments	859,000	913,000,000
Purchase of property and equipment	(1,385,000)	(1,473,000,000)	(1,566,000,000)	(1,449,000,000)
Proceeds from disposal of property and equipment	8,000	8,000,000	2,000,000	45,000,000
Increase in capitalized software development costs	(2,673,000)	(2,842,000,000)	(4,745,000,000)	(5,092,000,000)
Cash paid for acquisition, net of cash acquired				(11,277,000,000)
Reduction in cash balances upon deconsolidation of subsidiaries	(22,000)	(23,000,000)	(515,000,000)
Decrease (Increase) in leasehold deposits	131,000	139,000,000		(43,000,000)
Disposal of other non-current assets	222,000	237,000,000	955,000,000
Others, net	162,000	173,000,000	278,000,000	(121,000,000)
Net cash used in investing activities	(4,883,000)	(5,192,000,000)	(2,793,000,000)	(15,873,000,000)
Cash flows from financing activities
Proceeds from borrowings	332,000	353,000,000		418,000,000
Repayment of borrowings	(214,000)	(228,000,000)	(168,000,000)	(143,000,000)
Net cash provided by (used in) financing activities	118,000	125,000,000	(168,000,000)	275,000,000
Effect of exchange rate changes on cash and cash equivalents	(171,000)	(182,000,000)	90,000,000	(1,000,000)
Net decrease in cash and cash equivalents	(5,619,000)	(5,975,000,000)	(1,692,000,000)	(7,211,000,000)
Cash and cash equivalents
Beginning of the year	39,906,000	42,430,000,000	44,122,000,000	51,333,000,000
End of the year	$ 34,287,000	36,455,000,000	42,430,000,000	44,122,000,000

Description of Business	12 Months Ended
Dec. 31, 2012
Description of Business

1. Description of Business

Gravity Co., Ltd. (“Gravity”) was incorporated on April 4, 2000 to engage in developing and distributing online games and other related businesses principally in the Republic of Korea and other countries in Asia, North and South America, and Europe. Gravity’s principal product, Ragnarok Online, a multiplayer online role playing game, was commercially launched in August 2002.

Gravity has five subsidiaries. NeoCyon, Inc. and Gravity Games Corp. (formerly Barunson Interactive Corp.) operate in the Republic of Korea, while the others, including Gravity Interactive, Inc., operate in other countries.

Gravity CIS Co., Ltd. and Gravity RUS Co., Ltd. were excluded from the consolidation as of December 31, 2012 since the Company no longer had control over them (See Note 2).

On April 1, 2008, GungHo Online Entertainment, Inc. became a majority shareholder by acquiring 52.39% of the voting shares from Heartis Inc., the former majority shareholder, and also acquired additional 6.92% voting shares on June 23 and June 24, 2008. As of December 31, 2012, GungHo Online Entertainment, Inc. has majority ownership and voting rights over the Company.

The Company conducts its business within one industry segment — the business of developing and distributing online game, software and other related services.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies

2. Significant Accounting Policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

The accompanying consolidated financial statements include the accounts of Gravity and the following subsidiaries (collectively referred to as the “Company”). All intercompany balances and transactions have been eliminated in the consolidation.

Subsidiary	Year of Establishment	Year of Obtaining Control	Percentage of Ownership (%)
Gravity Interactive, Inc.(*1)	2003	2003	100.00
Gravity Entertainment Corp.	2003	2004	100.00
NeoCyon, Inc.	2000	2005	96.11
Gravity Middle East & Africa FZ-LLC(*2)	2007	2007	100.00
Gravity Games Corp.(*3)	2003	2010	50.83

(*1)	In October 2007, Gravity Interactive, Inc. founded L5 Games Inc., as a wholly owned US-based subsidiary. L5 Games Inc. was liquidated in May 2010.
(*2)	In May 2007, the Company founded Gravity Middle East & Africa FZ-LLC, a wholly owned United Arab Emirates-based subsidiary. Gravity Middle East & Africa FZ-LLC is in the process of liquidation as of December 31, 2012.
(*3)	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corp. Based on the shareholders’ meeting held on March 28, 2011, Barunson Interactive Corp. changed its name to Gravity Games Corp.

The list of subsidiaries that were excluded from consolidation during the year ended December 31, 2012 is as follows:

Subsidiary	Reason
Gravity CIS Co., Ltd.(*)	Surrendered rights for shares of its investment during the year.
Gravity RUS Co., Ltd.(*)

(*)	In August 2012, the Company surrendered rights for shares (ownership interest of 99.99% (Gravity RUS Co., Ltd.) and 100% (Gravity CIS Co., Ltd.)) of its investments in accordance with the laws of Russia.

Investments in entities where the Company holds more than 20% but less than 50% ownership or over which the Company has significant management influence are accounted for using the equity method of accounting and the Company’s share of the investee’s operations is included in Equity method investments. The Company follows the equity method of accounting for investments in its joint venture Animation Production Committee and Gravity EU SAS (Note 7).

Investments in limited partnerships are accounted for using the equity method in accordance with Accounting Standard Codification (“ASC”) 323, Investment — Equity Method and Joint Ventures, which requires the use of the equity method unless the investor’s interest “is so minor that the limited partner may have virtually no influence over partnership operating and financial policies.” The Company follows the equity method of accounting for investment in Online Game Revolution Fund No. 1.

The Company recorded its initial investments at cost and records its pro rata share of the earnings or losses in the results of operations of the equity method investees.

Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include useful lives of fixed assets, salvage values and recovery of property and equipment; recoverability of goodwill and intangible assets; valuation allowances for receivables, inventories and realization of deferred income tax assets, and fair values of derivatives. Actual results could differ materially from the estimates and assumptions used.

Risks and uncertainties

Industry and revenue

The industry in which the Company operates is subject to a number of industry-specific risks, including, but not limited to, rapidly changing technologies; significant numbers of new competitive entrants; dependence on key individuals; competition from similar products from larger companies; change in customer preferences; the need for the continued successful development, marketing, and selling of its products and services; and the need for positive cash flows from operations. The Company depends on one key product, “Ragnarok Online,” for most of its revenues.

During the years ended December 31, 2010, 2011 and 2012, the Company generated 85%, 83% and 87% of its revenues from countries in Asia, respectively.

As of December 31, 2010, 2011, and 2012, GungHo Online Entertainment, Inc. is the only licensee whose related accounts receivable and total revenue exceeds 10% of the Company’s total accounts receivable and total revenue, and the shares are as follows (Note 17):

		2010		2011		2012
Country	Licensee	Accounts Receivable	Revenues	Accounts Receivable	Revenues	Accounts Receivable	Revenues
Japan	GungHo Online Entertainment, Inc.	35%	56%	45%	50%	34%	51%

The amounts included within the accounts receivable balance as of December 31, 2012 are ￦2,424 million from GungHo Online Entertainment, Inc. and ￦908 million from GS Home Shopping Inc. There are no other balances with any parties that represent greater than 10% of the total accounts receivable balance.

Concentrations of credit risk

Cash and cash equivalents and short-term financial instruments are potentially subject to concentration of credit risk. Cash and cash equivalents and short-term financial instruments are placed with several financial institutions, of which approximately 32% of such amounts are held at one financial institution.

Revenue recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, the product or the service has been delivered or rendered, the price is fixed or determinable, and collection of the resulting receivable is reasonably assured.

The Company derives most of its revenues from online game subscription revenue mainly from Ragnarok Online paid by users in Korea, the United States and Canada, and royalties and license fees paid by our licensees in our overseas markets.

Online games — subscription revenue

All subscription fees for the online games are prepaid, which are recorded as deferred revenue and recognized as revenue on a monthly basis in proportion to the number of days lapsed or based on actual hours used. These subscriptions are typically short-term in nature, require no additional upgrades and minor customer support.

Online games — royalties and license fees

The Company licenses the right to sell and distribute its games in exchange for an initial prepaid license fee and guaranteed minimum royalty payments. The prepaid license fee revenues are recorded as deferred revenue and recognized ratably over the license period. If license agreements are renewed upon expiration of their terms, renewal license fees are deferred and recognized ratably over the new license period.

The Company generally provides its licensees with minimal post-contract customer support on its software products, consisting of technical supports and occasional unspecified upgrades, or enhancements during the contract term. The estimated costs of providing such support are insignificant and sufficient vendor-specific evidence does not exist to allocate the revenue from software and related integration projects to the separate elements of such projects, therefore all license revenue is recognized ratably over the life of the contract.

The guaranteed minimum royalty payments are recorded as deferred revenue and recognized as the royalties are earned. In addition, the Company receives a royalty payment based on a specified percentage of the licensees’ sales, including game item revenues. These royalties that exceed the guaranteed minimum royalty are recognized on a monthly basis, as the related revenues are earned by the licensees.

Mobile games revenue

Mobile games are played using mobile phones and other mobile devices. Mobile games revenue includes revenues from micro-transaction and a proportion of the per-download fees that users pay where the Company directly provides mobile game service to users, such as Korea. In addition, the Company licenses the right to market and distribute its mobile games in overseas countries in exchange for a license fee and/or guaranteed minimum royalty payments, and also receives royalty revenues from its licensees on a monthly basis. Mobile games revenues are also derived from contract prices, which are related to various outsourcing development service provided by us to third parties, such as developing games embedded in mobile phones.

Micro-transaction fees are deferred when in-game items are purchased by users and recognized as revenue when the purchased in-game items are used in the game. Per-download fees are recognized on a monthly basis as they are earned. License fees are deferred and recognized ratably as revenue over the license period and guaranteed minimum royalty payments are deferred and recognized as the relevant royalty is earned. Royalty revenues are based on an agreed percentage of each of the licensees’ revenues based on the licensees’ sales from our mobile games. Contract prices are recognized when the products or services have been delivered or rendered and the customers can begin use in accordance with the contractual terms.

Character merchandising, animation and other revenue

The Company licenses the right to commercialize or distribute its game characters or animation to third-party licensees in exchange for contract prices. These contract prices are recognized when the products or services have been delivered or rendered and the customers can begin their use in accordance with the contractual terms. In addition, the Company receives royalty payment based on a specified percentage of the licensees’ sales.

The Company also sells goods related to mobile phones, such as accessories and USB data cable or provides contracted services, which is recorded in other revenue. The Company records these sales of goods when delivery has occurred and collectability of the fixed or determinable sales price is reasonably assured.

Cash and cash equivalents

Cash equivalents consist of time deposits with a maturity of three months or less at the time of purchase.

Short-term financial instruments

Short-term financial instruments primarily include time deposits placed with financial institutions which have an original maturity greater than three months but less than one year.

Allowance for doubtful accounts

The Company maintains allowances for doubtful accounts receivable based upon the following information: an aging analysis of its accounts receivable balances, historical bad debt rates, repayment patterns and creditworthiness of its customers, and industry trend analysis.

The payment processing service providers are responsible for remitting to the Company the full subscription revenues generated in Korea after deducting their fixed service fees and charges, which range from approximately 1.8% to 15% and risk of loss or delinquencies are borne by such payment processing service providers.

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation for property and equipment is computed using the straight-line method over the following estimated useful lives:

Computer and equipment	4 years
Furniture and fixtures	4 years
Software	3 years
Vehicles	4 years

Leasehold improvements are depreciated on a straight-line basis over the estimated useful life of the assets or the lease term, whichever is shorter.

Routine maintenance and repairs are charged to expense as incurred. Expenditures which enhance the value or extend the useful lives of the related assets are capitalized.

Accounting for the impairment of long-lived assets

Definite-lived tangible and intangible assets are amortized over their estimated useful life according to the nature and characteristics of each asset. The Company continually evaluates the reasonableness of the useful lives of these assets.

The Company reviews property and equipment and other long-lived assets for impairment whenever events or changes in circumstances indicate that carrying value may not be recoverable in accordance with ASC 360, Property, Plant, and Equipment. When the aggregate of future cash flows (undiscounted and without interest charges) is less than the carrying value of the asset, an impairment loss is recognized based on the fair value of the asset.

Intangible assets

Capitalized software development costs—online game development costs

The Company capitalizes certain software development costs relating to online games that will be distributed through subscriptions or licenses. The Company accounts for software development costs in accordance with ASC 985, Costs of Software to be Sold, Leased, or Marketed. Software development costs incurred prior to the establishment of technological feasibility are expensed when incurred and are included in research and development expense. Once a software product has reached technological feasibility, then all subsequent software development costs for that product are capitalized until the product is commercially launched. Technological feasibility is evaluated on a product-by-product basis, but typically occurs when the online game has a proven ability to operate in a massively multiplayer format. Technological feasibility of a product encompasses both technical design documentation and game design documentation.

The Company amortizes capitalized software development costs relating to online games and records as a component of cost of revenues. Amortization is determined as the greater of the amount computed using the ratio of current gross revenues for an online game to the total of current and anticipated future gross revenues for that game or the straight-line method amount over the remaining estimated economic life of the game. Amortization starts when an online game is available for general release to public users. The Company continually evaluates the reasonableness of the economic life of the capitalized software development costs based on the average life cycle of the games whenever each new game is commercially launched or acquired.

Capitalized software development costs for online games, net of accumulated amortization, at December 31, 2011 and 2012 were ￦18,744 million and ￦17,170 million, respectively. Amortization expense for the years ended December 31, 2010, 2011 and 2012 was ￦1,549 million, ￦25 million and ￦3,852 million, respectively.

The Company evaluates the recoverability of capitalized software development costs on a product-by-product basis. The recoverability of capitalized software development costs is evaluated based on the expected performance of the specific products to which the costs relate. Criteria used to evaluate expected product performance include: historical performance of comparable products using comparable technology; orders for the product prior to its release; and estimated performance of a sequel product based on the performance of the product on which the sequel is based. Capitalized costs for those products that are cancelled are expensed in the period of cancellation. In addition, an impairment loss shall be recorded when management’s forecast for a particular game indicates that unamortized capitalized costs exceed the net realizable value of that asset. Significant management judgments and estimates are utilized in the assessment of when technological feasibility is established, as well as in the ongoing assessment of the recoverability of capitalized costs. In evaluating the recoverability of capitalized costs, the assessment of expected product performance utilizes forecasted sales amounts and estimates of additional development costs to be incurred. If revised forecasted or actual product sales are changed from the original forecasted amounts utilized in the initial recoverability analysis, the actual impairment charge may be larger than originally estimated in any given period.

There were no impairment losses on capitalized software development cost for online games for the years ended December 31, 2010, 2011 and 2012.

Capitalized software development costs — website and internal use software development costs

The Company accounts for website and internal use software development cost in accordance with ASC 340, Internal Use Software. For website and internally used software development costs, the Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over the estimated product life.

Capitalized software development costs for website and internal use software at December 31, 2011 and 2012 were ￦192 million and ￦217 million, respectively.

Research and development costs

Research and development costs consist primarily of payroll, depreciation expense and other overhead expenses which are all expensed as incurred until technological feasibility is reached.

Goodwill

Goodwill is accounted for under ASC 350, Intangibles — Goodwill and Other, which requires that goodwill and indefinite-lived intangible assets no longer be amortized, but instead be tested at least annually for impairment, and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of these assets below their carrying amount. Such an event would include unfavorable variances from established business plans, significant changes in forecasted results or volatility inherent to external markets and industries, which are periodically reviewed by the Company’s management.

Specifically, qualitative factors are assessed to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. In evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the relevant events and circumstances are assessed. If, after assessing the totality of events or circumstances, it is determined that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then a two-step process of the goodwill impairment test is not performed. If it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the first step of the two-step goodwill impairment test is performed. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized immediately in an amount equal to that excess. The goodwill impairment test is carried out at the reporting unit, which is either an operating division or a subdivision, for which stand-alone financial information is available to the management personnel of such division or subdivision for evaluating operating results.

Acquired in-process research and development technology

Acquired IPR&D assets are considered indefinite-lived intangible assets and are not subject to amortization. An IPR&D asset must be tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the IPR&D asset with its carrying amount. If the carrying amount of the IPR&D asset exceeds its fair value, an impairment loss must be recognized in an amount equal to that excess. After an impairment loss is recognized, the adjusted carrying amount of the IPR&D asset will be its new accounting basis. Subsequent reversal of a previously recognized impairment loss is prohibited. The initial determination and subsequent evaluation for impairment of the IPR&D asset requires management to make significant judgments and estimates. Once an IPR&D project has been completed, the useful life of the IPR&D asset is determined and amortized accordingly. If an IPR&D project has been abandoned, it is immediately expensed.

Advertising

The Company expenses advertising costs as incurred. Advertising expense was approximately ￦1,853 million, ￦3,121 million and ￦4,585 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Accrued severance benefits and pension plan

Employees and directors with one year or more of service are entitled to receive a lump-sum payment upon termination of their employment with the Company based on the length of service and rate of pay at the time of termination. Accrued severance benefits are estimated assuming all eligible employees were to terminate their employment at the balance sheet date in compliance with relevant laws in Korea. The annual severance benefits expense charged to operations is calculated based upon the net change in the accrued severance benefits payable at the balance sheet date based on the guidance of ASC 715, Compensation-Retirement Benefits.

Gravity and NeoCyon introduced a defined contribution pension plan in 2005 and 2011, respectively, and provide an individual account for each participant. A plan’s defined contributions to an individual’s account are to be made for periods in which that individual renders services, the net pension cost for a period shall be the contribution called for in that period.

Foreign currency translation

The Korean parent company and its subsidiaries use their local currencies as their functional currencies. The financial statements of the subsidiaries in functional currencies other than the Korean Won are translated into the Korean Won in accordance with ASC 830, Foreign Currency Matters. All assets and liabilities of the foreign subsidiaries are translated into the Korean Won at the exchange rate in effect at the end of the period, and capital accounts are determined to be of a permanent nature and are therefore translated using historical exchange rates. Revenues and expenses are translated at average exchange rates during the period. The effects of foreign currency translation adjustments are reflected in the cumulative translation adjustment account, reported as a separate component of comprehensive income in shareholders’ equity.

Foreign currency transactions

Net gains and losses resulting from foreign exchange transactions are included in foreign currency income (losses) in the consolidated statements of comprehensive income (loss).

Income taxes

The Company accounts for income taxes under the provisions of ASC 740, Income Taxes. Under ASC 740, income taxes are accounted for under the asset and liability method. Deferred income taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse.

A valuation allowance is provided on deferred income tax assets to the extent that it is more likely than not that such deferred income tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred income tax assets and liabilities.

The Company follows ASC 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for tax positions taken or expected to be taken in a tax return. This standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The evaluation of a tax position in accordance with this standard is a two-step process. In the first step, recognition, the Company determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The second step addresses measurement of a tax position that meets the more-likely-than-not criteria. The tax position is measured at the largest amount of benefit that has a likelihood of greater than 50 percent of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in (a) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (b) a reduction in a deferred income tax asset or an increase in a deferred income tax liability or (c) both (a) and (b).

Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset and liability. As a basis for considering such assumptions, a fair value hierarchy has been established that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Quoted prices in active exchange markets involving identical assets or liabilities.

•

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Inputs that are generally unobservable and typically reflect management estimates of assumptions and inputs using a binomial lattice model as the valuation technique.

Fair Value of Financial Instruments

ASC Topic 825, Financial Instruments, requires disclosure of the fair value of financial instruments for which the determination of fair value is practicable. The fair values of the Company’s cash and cash equivalents, short-term financial instruments, accounts receivable and other current assets, accounts payable and other current liabilities approximate carrying values due to the short maturity of these instruments.

Earnings (losses) per share

Basic earnings (losses) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding for all periods. Diluted earnings (losses) per share is computed by dividing net earnings (losses) by the weighted average number of common shares outstanding, increased by common stock equivalents. Common stock equivalents are calculated using the treasury stock method and represent incremental shares issuable upon exercise of the Company’s outstanding stock options. However, potential common shares are not included in the denominator of the diluted earnings (losses) per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued FASB Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs to provide largely identical guidance about fair value measurement and disclosure requirements. This standard does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it already is required or permitted under International Financial Reporting Standards (“IFRS”). For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS 13. A public entity is required to apply the ASU prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted the amendments, and the adoption did not impact the Company’s financial condition or results of operations.

In June and December 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, and ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, respectively. The amended guidance requires an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The current option to report other comprehensive income and its components in the statement of stockholders’ equity will be eliminated. Although the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under existing guidance. An entity should apply the ASU retrospectively. For a public entity, these ASUs are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance and presented components of net income and other comprehensive income in the statements of comprehensive income (loss). The adoption of this guidance did not impact the Company’s net income, financial position or cash flows.

In December 2011 and January 2013, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, and ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, respectively, which create new disclosure requirements about the nature of an entity’s rights of offset and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. The new disclosures are designed to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The adoptions of ASU 2011-11 and 2013-01 are not expected to have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment as an update to the authoritative guidance related to testing indefinite-lived intangible assets for impairment. This update gives an entity the option to first consider certain qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. This update is effective for the indefinite-lived intangible asset impairment test performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The Company has early adopted this ASU and the adoption had no material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income to require new disclosures about reclassifications from accumulated other comprehensive income to net income. These disclosures may be presented on the face of the statements or in the notes to the consolidated financial statements. The standards update is effective for fiscal years beginning after December 15, 2012 with early adoption permitted. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company’s consolidated financial statements.

Convenience Translation into United States Dollar Amounts	12 Months Ended
Dec. 31, 2012
Convenience Translation into United States Dollar Amounts

3. Convenience Translation into United States Dollar Amounts

The Company reports its consolidated financial statements in the Korean Won. The United States dollar (“US dollar”) amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, and have been converted at the rate of 1,063.24 Korean Won to one US dollar, which is the noon buying rate of the U.S. Federal Reserve Bank of New York in effect on December 31, 2012. Such translations should not be construed as representations that the Korean Won amounts represent, have been, or could be, converted into US dollars at that or any other rate. The US dollar amounts are unaudited and are not presented in accordance with generally accepted accounting principles generally accepted either in the Republic of Korea or the United States of America.

Restricted Assets	12 Months Ended
Dec. 31, 2012
Restricted Assets

4. Restricted Assets

As of December 31, 2011, one of the Company’s subsidiaries, Gravity Interactive, Inc. issued an irrevocable letter of credit in the amount of $250,000 (￦290 million) to its landlord in relation to an office lease agreement with no amounts drawn on this letter of credit as of December 31, 2011. Additionally a bank deposit amounting to $250,000 (￦290 million) was provided to a bank as collateral for this letter of credit. Due to the termination of the lease agreement in 2012, there is no restricted bank deposit related to the agreement as of December 31, 2012.

As of December 31, 2012, one of the Company’s subsidiaries, Gravity Games Corp. has a restricted long-term financial instrument amounting to ￦5 million provided to financial institution as a guarantee for the issuance of credit card. The Company records this restricted long-term investment as other non-current assets.

Allowance for doubtful accounts	12 Months Ended
Dec. 31, 2012
Allowance for doubtful accounts

5. Allowance for doubtful accounts

Changes in the allowance for accounts receivable for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	2	￦	5	￦	8
Provision for allowances		5		21		6
Reversal of previous provision		—		—		—
Write-offs		(2)		(18)		(5)

Balance at end of year	￦	5	￦	8	￦	9

Changes in the allowance for loan receivable for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	—	￦	—	￦	1,000
Provision for allowances		—		1,000		200
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	￦	—	￦	1,000	￦	1,200

In 2009, the Company entered into an agreement with Naru Entertainment Corp. (“Naru”) to acquire publishing rights of the game in process of being developed by Naru. In 2010, the Company and Naru entered into a loan agreement and terminated the publishing agreement from 2009. Under this arrangement, the Company provided loans to Naru in the amount of ￦1,300 million and recorded it as short-term loans receivable.

In 2011, the Company amended the loan agreement with Naru so that ￦300 million of the loan should be paid by Naru in 2012 from funding provided by a third party, and the rest of the loan, amounting to ￦1,000 million, and its accrued interest at 8% annually, will be paid by revenue sharing payments in the future.

As of December 31, 2012, short-term and long-term loans receivable due from Naru were ￦200 million and ￦1,000 million, respectively. The Company provided bad debt reserve of ￦1,000 million in 2011. Additional reserve of ￦200 million was provided for bad debt in 2012 as Naru reported the closure of business during 2012.

Acquisition of the investment in Gravity Games Corp.	12 Months Ended
Dec. 31, 2012
Acquisition of the investment in Gravity Games Corp.

6. Acquisition of the investment in Gravity Games Corp.

In October 2010, the Company acquired an aggregate of 50.83% of the voting common shares of Gravity Games Corp. (formerly, Barunson Interactive Corp.) for a purchase price of ￦11,688 million in cash. Gravity Games Corp. is a developer of Dragonica, a massive multiplayer online role playing game in Korea.

The acquisition was accounted for as a purchase of a business. The purchase price was allocated to the assets acquired and liabilities assumed based on their respective fair values. Gravity Games Corp.’s results of operations are included in the Company’s consolidated financial statements from the date of acquisition. The excess amount of the purchase price over the fair market value of the net assets acquired is accounted for as goodwill. The Company believes the resulting amount of goodwill reflects its expectations of the synergistic benefits of being able to leverage Gravity Games Corp.’s multiplayer online role playing game service with the Company’s own services to provide a wide variety of game titles to the Company’s global network user base. The goodwill is not deductible for income tax purposes.

Acquisition-related costs of ￦25 million have been recognized and included as selling, general and administrative expenses.

The estimated fair value of assets acquired and liabilities assumed on the acquisition date were:

	2010
	(In millions of Korean Won)
Consideration cash	￦	11,688

Current assets	￦	2,150
Non-current assets
Property and equipment		357
Game product technology		11,856
In-process research and development technology		8,503
Other non-current assets		106
Current liabilities		(460)
Non-current liabilities		(4,064)
Deferred income tax liabilities		(2,739)

Total identified net assets		15,709

Non-controlling interest		(10,802)
Goodwill		6,781

	￦	11,688

The fair value of current assets acquired includes accounts receivable from its customers and loan receivable with a fair value of ￦1,094 million. The gross amount due under the contract is ￦1,182 million, of which ￦88 million is expected to be uncollectible.

Acquired in-process research and development (“IPR&D”) technology relates to the “East Road” project and has not been completed at the acquisition date. IPR&D assets are initially recognized at fair value and have indefinite useful lives until the successful completion or abandonment of the associated research and development efforts. Accordingly, during the development period, these assets will not be amortized into the results of operations. Instead, these assets will be subject to periodic impairment testing. Upon successful completion of the development process for the IPR&D project, the determination of the useful life of the asset will be made. At that point in time, the asset would then be considered as having a finite-life and the Company would begin to amortize the asset into earnings.

The excess earnings method was applied as a valuation method that establishes the estimated fair value of the intangible assets based on a stream of future economic benefits, such as net cash flows, discounted to their present value. This calculation is highly sensitive to both the estimated future cash flows from the game product technology and IPR&D project and the discount rate assumed in these calculations. These components are discussed below:

•	Estimated future cash flows

The key variables that the Company must estimate to determine future cash flows include assumptions for future revenue and costs, and other economic or market-related factors. Significant management judgment is involved in estimating these variables, and they include inherent uncertainties since they are forecasting future events.

•	Discount rate

The Company employs a Weighted Average Cost of Capital (“WACC”) approach to determine the Company’s discount rate for the valuation on the intangible assets. The Company’s WACC calculation includes factors such as the risk free rate of return, cost of debt and expected equity premiums. The factors in this calculation are largely external to the Company, and therefore are beyond the Company’s control.

The Company measured the fair value of the non-controlling interest based on the fair value of the enterprise on a per-share basis (49.2%). There was no quoted market price available since the acquired company was a non-public company. Therefore, an income approach (discounted cash flow model) was primarily used to estimate the enterprise value and public company market multiple were also considered.

The following unaudited pro forma information presents the revenue and net income of the combined entity for the year ended December 31, 2010 as if the acquisition of Barunson had been completed on January 1, 2009 with adjustments to give effect to pro forma events that are directly attributable to the acquisition. The unaudited pro forma results do not reflect any operating efficiencies or potential cost savings which may result from acquisitions of the investment in Barunson. Accordingly, these unaudited pro forma results are presented for illustrative purposes and are not intended to represent or be indicative of the actual results of operations of the combined company that would have been achieved had the acquisition occurred at the beginning of the comparable prior annual reporting period presented, nor are they intended to represent or be indicative of future results of operations.

The unaudited pro forma revenue and net income are as follows:

2010
(In millions of Korean Won except per share data)
Revenue	￦ 57,930
Net Income	3,446

Basic earnings per share	496

Diluted earnings per share	496

The amounts of revenue and net loss of Barunson included in the Company’s consolidated statements of comprehensive income (loss) from the acquisition date to December 31, 2010 are ￦748 million and ￦211 million, respectively.

Equity Method Investment	12 Months Ended
Dec. 31, 2012
Equity Method Investment

7. Equity Method Investment

The Company’s equity method investment balance is comprised of the following at December 31:

	2011		2012
	(In millions of Korean Won)
Animation Production Committee	￦	—	￦	—
Online Game Revolution Fund No. 1		838		647
Gravity EU SAS		254		—
Ingamba LLC		352		—

Total equity method investments	￦	1,444	￦	647

The Company’s equity income (loss) on investments is comprised of the following for the years ended December 31:

	2010		2011		2012
	(In millions of Korean Won)
Animation Production Committee	￦	—	￦	—	￦	—
Online Game Revolution Fund No. 1		(358)		(38)		(51)
Gravity EU SAS		—		(70)		(257)
Ingamba LLC		13		(134)		(25)

Total equity income(loss) on investments	￦	(345)	￦	(242)	￦	(333)

Animation Production Committee

In April 2004, the Company’s subsidiary, Gravity Entertainment Corp., invested ¥123 million (￦1,358 million) for a 30% interest in “Animation Production Committee,” a joint venture, which was incorporated in Japan to produce an animation of Ragnarok Online. The investment was accounted for under the equity method of accounting. In 2006, the Company discontinued applying the equity method as the investment was reduced to zero. The Company does not have a contractual obligation to fund the further losses of joint venture.

Online Game Revolution Fund No. 1

In 2005, the Company entered into a limited liability partnership agreement to invest the committed amount of ¥1,000 million (￦8,713 million) in Online Game Revolution Fund No. 1, a limited liability partnership (the “Partnership”). In 2005, 2006, 2008 and 2009, the Company invested ¥100 million (￦869 million), ¥150 million (￦1,245 million), ¥642 million (￦6,054 million) and ¥18 million (￦229 million), respectively. As of December 31, 2012, the Company, SoftBank Corp. and GungHo Online Entertainment, Inc. (“GungHo”) have interests of 16.39%, 49.18% and 8.20%, respectively, in Online Game Revolution Fund No. 1. The Company has 16.39% interest in the Partnership as a limited partner, and cannot significantly influence the Partnership’s operation and financial policies per the limited liability partnership agreement. However, the Company accounts for the investment under the equity method of accounting in accordance with ASC 323, Investment- Equity Method and Joint Ventures, which requires the use of the equity method unless the investors’ interest is so minor that the limited partner may have virtually no influence over the Partnership’s operating and financial policies. The Company recorded the losses of the Partnership as equity amounting to ￦358 million, ￦38 million and ￦51 million in 2010, 2011 and 2012, respectively.

This Partnership is operated in Japan and the objective of the Partnership is to invest in business relating to online games for the benefit of all the partners. The Partnership had invested in eight games since its operations began.

On December 31, 2010, the term of the Partnership expired and it is under liquidation. The liquidation process was not consummated due to the delay in selling certain games in which the Partnership had invested. The Company is expecting that the Partnership will be able to distribute the remaining disposable assets including cash of ￦4,914 million and receivables from selling the games upon dissolution. The Partnership did not have any debt outstanding at December 31, 2012. Therefore, the Company has estimated that the Company’s share of such liquidation proceeds will be at least equal to the Company’s carrying value of its investment in the Partnership at December 31, 2012.

Ingamba LLC

In June 2010, the Company invested Russian Ruble 13 million (￦502 million), which represents 25% of Ingamba LLC’s total capital, in order to distribute the Company’s games in Russia. The investment in Ingamba LLC was accounted for as an equity method investment. The Company recorded gain on investments as equity amounting to ￦13 million in 2010 and loss on investments as equity amounting to ￦134 million and ￦25 million in 2011 and 2012, respectively. Ingamba LLC was disposed for $800 thousand (￦851 million) in May 2012 and the related gain on disposal of equity investments of ￦528 million was recognized.

Gravity EU SAS

In 2011, Gravity EU SASU issued new shares to new investors and the Company and then transformed into a joint venture named Gravity EU SAS. Due to a dilution of the Company’s interest in Gravity EU SASU, the Company’s ownership of the investee decreased from 100% to 25%. Gravity EU SAS was excluded from the consolidation as of December 31, 2011 since the Company no longer had control over it. Upon deconsolidation, the Company recorded its retained interest in Gravity EU SAS at fair value at the date of deconsolidation. As a result, a gain on loss of control in a subsidiary of ￦548 million was recognized in the consolidated statements of comprehensive income (loss) in 2011. And the entire accumulated other comprehensive income balance that relates to Gravity EU SASU was recognized as a part of the gain. Gravity EU SAS was accounted for by using an equity method since August 2011 and recognized equity loss on investments amounting to ￦70 million and ￦257 million in 2011 and 2012, respectively. In 2012, the Company discontinued applying the equity method as the investment was reduced to zero. The Company does not have a contractual obligation to fund further losses of Gravity EU SAS.

Fair value of financial instruments	12 Months Ended
Dec. 31, 2012
Fair value of financial instruments

8. Fair value of financial instruments

The Company adopted ASC 820, Fair Value Measurements and Disclosures effective January 1, 2009, for all financial assets and liabilities as required. This statement defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which the Company would transact, and the Company considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of non-performance.

The Company’s financial instruments are measured and recorded at fair value, except for cost method investments. The Company’s non-financial assets, such as goodwill, intangible assets, and property and equipment, are measured at fair value when there is an indicator of impairment and recorded at fair value only when an impairment charge is recognized.

As discussed in Note 2, the Company adopted ASC 825, which permits entities to choose to measure financial instruments and certain other items at fair value and consequently report unrealized gains and losses on these items in earnings. ASC 825 was effective for the Company’s fiscal year beginning January 1, 2009. The Company has elected the fair value option to measure its short-term available-for-sale investments.

The estimated fair value of financial assets is determined by the Company, using available market information and valuation methodologies considered to be appropriate. However, considerable judgment is required in interpreting market data to develop the estimates of fair value.

As of December 31, 2011 and 2012, the Company’s financial assets consist of cash, short-term financial instruments, accounts receivable, other current assets, accounts payable, and other current liabilities. The Company’s carrying amounts of cash and cash equivalents, short-term financial instruments, accounts receivable, other current assets, accounts payable and other current liabilities approximate fair value due to the short-term nature of these instruments.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

9. Property and Equipment, Net

Property and equipment as of December 31, 2011 and 2012 consist of the following:

	2011		2012
	(In millions of Korean Won)
Computer and equipment	￦	12,026	￦	10,867
Furniture and fixtures		1,859		2,100
Vehicles		93		89
Capital lease assets		938		1,140
Leasehold improvements		771		771
Software externally-purchased		9,647		11,531

		25,334		26,498
Less: accumulated depreciation		(22,603)		(22,974)

	￦	2,731	￦	3,524

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were ￦1,856 million, ￦1,651 million and ￦1,903 million, respectively.

No impairment loss was recorded for the years ended December 31, 2010, 2011 and 2012.

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and other intangible assets

10. Goodwill and other intangible assets

Capitalized software development cost and other intangible assets as of December 31, 2011 and 2012 consist of the following:

	At December 31, 2011								At December 31, 2012
	Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount
	(In millions of Korean Won)
Capitalized software development cost	￦	26,707	￦	(7,771)	￦	—	￦	18,936	￦	29,010	￦	(11,623)	￦	—	￦	17,387
Acquired intangible assets
Product technology		18,382		(9,292)		(2,384)		6,706		18,536		(11,565)		(4,609)		2,363
IPR&D technology		8,503		—		—		8,503		8,503		—		(8,503)		—
Trademarks		503		(323)		—		180		520		(350)		—		170
Others		1,522		(362)		(799)		361		2,204		(690)		(1,026)		487

Total	￦	55,617	￦	(17,748)	￦	(3,183)	￦	34,686	￦	58,773	￦	(24,228)	￦	(14,138)	￦	20,407

The Company capitalized ￦4,243 million, ￦5,261 million and ￦2,303 million of R&D costs in accordance with ASC 985, Costs of Software to be Sold, Leased, or Marketed in 2010, 2011 and 2012, respectively.

All of the Company’s intangible assets other than goodwill and IPR&D are subject to amortization. No significant residual value is estimated for the intangible assets. Aggregate amortization expenses for intangible assets for the years ended December 31, 2010, 2011 and 2012 were ￦2,099 million, ￦2,631 million and ￦6,479 million, respectively.

The Company recognized impairment losses of ￦2,384 million and ￦2,225 million for product technology (Dragonica and Jeweled Planet) in 2011 and 2012, respectively. Impairment charges amounting to ￦799 million and ￦227 million for other intangible assets were recognized in 2011 and 2012, respectively. Additionally, the Company recognized an impairment loss of ￦8,503 million for IPR&D technology (East Road) in 2012.

Despite the Company’s various efforts, a significant decrease in revenue of Dragonica was noted in the fourth quarter of 2011 and third quarter of 2012, which were trigger events for the impairment analysis of Dragonica. As the carrying amount of Dragonica exceeded the sum of its estimated undiscounted future cash flows from future use, Dragonica was considered impaired. The Company recognized impairment losses of ￦2,384 million and ￦2,161 million for Dragonica in 2011 and 2012, respectively.

Eternal Destiny was commercially launched in August 2011, but did not gain popularity in market. The Company ceased offering commercial service in November 2011, which was a triggering event for the impairment of Eternal Destiny. As the carrying amount of Eternal Destiny exceeded the sum of its estimated undiscounted future cash flows from future use, Eternal Destiny was considered impaired. An impairment charge amounting to ￦799 million was recognized in 2011, as the carrying amount of Eternal Destiny exceeded its fair value.

In addition, the Company decided to cease its development of East Road due to the low likelihood that the game will be commercially successful, which triggered impairment of East Road in 2012. As the carrying amount of East Road exceeded the sum of its estimated undiscounted future cash flows from future use, East Road was considered impaired in 2012. The Company recognized an impairment loss of ￦8,503 million, since the carrying amount before the recognition of impairment loss exceeded its fair value. An impairment loss of ￦227 million was recognized for other intangible assets due to the significant decrease in revenue related to such assets in 2012.

Changes in goodwill balances for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of the year
Goodwill	￦	1,451	￦	8,232	￦	8,232
Accumulated impairment losses		(241)		(241)		(755)

		1,210		7,991		7,477

Impairment losses		—		(514)		(3,614)
Acquisition in the business combination		6,781		—		—
Balance at end of the year
Goodwill		8,232		8,232		8,232
Accumulated impairment losses		(241)		(755)		(4,369)

	￦	7,991	￦	7,477	￦	3,863

As described in Note 2, the Company performed an annual impairment test for goodwill at each reporting unit, NeoCyon, Inc. (“NeoCyon”) and Gravity Games Corp., using data as of December 31, 2012. Prior to performing the two-step impairment test for goodwill, the Company performed a qualitative assessment for the reporting units of NeoCyon and Gravity Games Corp. Given that the result of the previous year’s impairment analysis indicated that the fair value of the business reporting unit of NeoCyon was significantly greater than its carrying value and the fact that there were no adverse events or circumstances identified which would affect the fair value of the reporting unit of NeoCyon, the Company concluded not to perform the two-step impairment test for the reporting unit NeoCyon as it is more likely than not that its fair value is greater than its carrying amount.

In performing the impairment analysis for Gravity Games Corp., the Company used the income approach to determine the fair value of the reporting unit. The fair value was determined based on the present value of estimated future cash flows, discounted at a risk-adjusted rate. The Company used internal forecasts to estimate future cash flows and included an estimate of long-term future growth rates based on the most recent views of the long-term outlook for Gravity Games Corp. The Company derived the discount rates by applying a capital asset pricing model.

As of December 31, 2012, the fair value of the business reporting unit for Gravity Games Corp. was determined to be lower than the book value of the business reporting unit for Gravity Games Corp. Therefore, in 2012, the Company recorded an impairment loss of ￦3,614 million in the reporting unit of Gravity Games Corp.

The impairment was due to declines in projected future revenues as compared to the projections of revenue used for the 2011 annual impairment test, which was a reflection of the discontinuance of its development on East Road.

During the fiscal year ended December 31, 2011, the Company recorded an impairment loss of ￦514 million for the Gravity Games Corp. reporting unit due to the decline in the fair value of the reporting unit and a decline in projected future revenues.

Expected amortization expenses related to the current net carrying amount of intangible assets are as follows:

	(In millions of Korean Won)
2013	￦	5,729
2014		5,134
2015		4,793
2016		4,027
2017 and thereafter		724

	￦	20,407

Accrued Severance Benefits	12 Months Ended
Dec. 31, 2012
Accrued Severance Benefits

11. Accrued Severance Benefits

Changes in accrued severance benefits for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	478	￦	1,031	￦	916
Acquisition of Gravity Games Corp.		427		—		—
Provisions for severance benefits		234		586		96
Severance payments		(91)		(648)		(190)
Terminated but not yet paid		(17)		(53)		(139)

Balance at end of year	￦	1,031	￦	916	￦	683

In 2005, Gravity introduced a defined contribution pension plan (“Pension Plan”) in accordance with the Employee Benefit Security Act of Korea and entered into a nonparticipating defined contribution insurance contract with a life insurance company. Gravity’s contribution to the Pension Plan was ￦1,075 million, ￦1,085 million and ￦1,190 million in 2010, 2011 and 2012, respectively. In 2011, NeoCyon, Inc. also introduced a Pension Plan. ￦97 million and ￦390 million were recognized as a cost for the Pension Plan in 2011 and 2012, respectively. For the contributions already paid, Gravity and NeoCyon will have no legal or constructive obligation to pay further amounts and therefore no severance benefits were accrued. The accrued severance benefits recorded at December 31, 2012 relate to the other subsidiaries which have not implemented a Pension Plan.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

12. Commitments and Contingencies

Commitments

As of December 31, 2012, the Company has outstanding licensing agreements for Ragnarok Online with 11 companies internationally. Based on the agreements with the licensees, the Company receives certain amounts (16% to 40%) of each licensee’s revenues as royalty.

The Company has contracts for the exclusive rights of Ragnarok Online II game distribution and sales with GungHo Online Entertainment, Inc. in Japan, AsiaSoft Corporation Public Co., Ltd. in Thailand, Shanghai The 9 Information Technology Ltd., in China, Level up! Inc. in the Philippines, AsiaSoft Online Pte. Ltd., in Singapore and Malaysia, AsiaSoft Corporation Public Co., Ltd. in Vietnam, PT. Lyto Datarindo Fortuna in Indonesia and Level up! Interactive S.A. in Brazil. The contract periods of these license agreements range from two to four years after commercialization in each geographical location.

In June 2010, the Company entered into an agreement for Requiem in Russia and 14 other countries with Ingamba LLC. In March 2010, the Company entered into an agreement for Requiem in Taiwan, Hong Kong and Macau with GameFlier International Corporation and the agreement was terminated in August 2012.

The Company entered into a software licensing agreement with GungHo in December 2005 for the right to publish and distribute Emil Chronicle Online (“ECO”) worldwide, except for Japan, which was renewed in 2012. In August 2007, the Company entered into an agreement with GameCyber Technology Ltd. to distribute ECO in Taiwan and Hong Kong, which was renewed in June 2012. In February 2009, the Company entered into an agreement with PT. Wave Wahana Wisesa for distribution of ECO in Indonesia and the agreement was terminated in October 2012. The Company entered into a license and distribution agreement with Access Bright Limited to distribute ECO in China in June 2010 and the agreement was terminated in February 2013.

The Company entered into a licensing agreement with Game Flier International Corporation in December 2012 for the right to publish and distribute Steal Fighter in Taiwan. Based on the agreement, the Company receives certain amounts of each licensee’s revenues as royalty.

As of December 31, 2012, the Company has outstanding licensing agreements for Dragonica with seven companies internationally. Based on the agreements with the licensees, the Company receives certain amounts (20% to 25%) of each licensee’s revenues as royalty.

As of December 31, 2012, the license fee the Company has committed to pay upon the commercial launches of the licensed games was ￦850 million.

The Company entered into various capital lease agreements to utilize game servers. The Company made principal and interest payments of $124 thousand (￦140 million) and $28 thousand (￦32 million) in 2010 and $151 thousand (￦175 million) and $52 thousand (￦61 million) in 2011, respectively. In 2012, the Company entered into additional capital lease payment agreements which increased the total capital lease payment by $270 thousand (￦287 million). Therefore, in 2012, the Company made principal and interest payments of $203 thousand (￦216 million) and $36 thousand (￦39 million), respectively.

Future minimum lease payments for the leases as of December 31, 2012, are as follows:

	2013				2014				2015
	Principal		Interest		Principal		Interest		Principal		Interest
	(In thousands of US dollars)
Capital lease		$207		$15		$86		$4		$52	—

	(In millions of Korean Won)
	￦	220	￦	16	￦	91	￦	4	￦	55	—

In addition to the capital lease above, the Company leases certain properties which are considered to be operating leases. Rental expenses incurred under these operating leases were approximately ￦2,823 million, ￦2,949 million and ￦2,796 million for the years ended December 31, 2010, 2011 and 2012, respectively. The Company entered into a lease agreement with Korea Software Industry Promotion Agency in 2008 and recorded a guarantee deposit of ￦1,371 million as of December 31, 2012.

Future minimum rental payments for the operating leases as of December 31, 2012, are as follows:

	(In millions of Korean Won)
2013	￦	2,302
2014		2,281
2015		139
2016		83

	￦	4,805

Litigation

In June 2009, a director and manager of Gravity Middle East & Africa FZ-LLC (“ME&A”), the subsidiary in United Arab Emirates, asserted to the Company a claim for his salary for the past twenty months, which amounts to ￦229 million (AED 721,022). The Company did not record any accrual from the claim as the Company believes that they had not entered into a valid contract with this director which required the payment of salary. There was no significant progress on this claim in 2012, and the Company is unable to predict the ultimate outcome of this claim.

In April 2009, the Company repatriated ￦1,820 million ($1.4 million) from ME&A, which was primarily remaining net assets of ME&A. ME&A has been in the process of liquidation since September 2008. In August 2010, the director and manager of ME&A, as a representative of ME&A, filed a lawsuit against the Company and some of its directors and officers on the subject of them being accused of the repatriation of ME&A claiming an aggregate of ￦1,628 million (AED 5 million and related interest plus litigation costs). In November 2011, the case was decided in favor of the plaintiff and the Company filed an appeal with the Seoul High Court and paid a deposit in court amounting to ￦4,140 million to proceed with the appeals against the dismissal of the case regarding the repatriation of capital funds from ME&A. The court ruled partially in favor of the plaintiff in December 2012. The Company filed a final appeal in December 2012 and the plaintiff filed a final appeal in January 2013 with the Supreme Court of Korea. No amount was accrued because the above case would not result in a loss for the Company.

In April 2010, the Company was charged by a former executive of the Company seeking payment of compensation amounting to ￦1,201 million under a certain employment agreement. The case was dismissed and the plaintiff filed an appeal against the dismissals of the lawsuits with the Seoul High Court in May 2011 and the court ruled partially in favor of the plaintiff. The plaintiff and the Company brought final appeals with the Supreme Court of Korea in December 2011 and the both appeals were finally dismissed by the Supreme Court of Korea in April 2012. In May 2010, the former executive filed another lawsuit claiming, amounting to ￦50 million, employment termination without cause. The case was dismissed and the plaintiff filed an appeal with the Seoul High Court in April 2011. In the opinion of management, there was not at least a reasonable possibility the Company may have incurred a material loss with respect to the above matters although the Company is unable to predict the ultimate outcome. The Company did not record a liability as of December 31, 2012. Furthermore, in June 2011, the former executive filed another lawsuit against the Company claiming nullity of dismissal and seeking remuneration, amounting to ￦110 million due regarding the remainder of his term. In June 2012, the case was decided in favor of the Company and the plaintiff filed an appeal with the Seoul High Court. In January 2013 the appeal was withdrawn, led by the plaintiff.

In June 2010, NeoCyon filed a lawsuit amounting to ￦1,294 million and related interest against the former CEO of NeoCyon, the defendant, who was accused of being given an unauthorized surplus of compensation related to retirement and retirement bonus funds from NeoCyon. The former CEO of NeoCyon filed a suit against NeoCyon which stated that he should be paid an additional amount of ￦81 million and related interest in retirement and retirement bonus funds. In September 2012, NeoCyon reached a settlement with the former CEO of NeoCyon on the condition that the former CEO would pay ￦20 million to NeoCyon.

In November 2010, Gravity Interactive, Inc., THQ Inc. and others were accused of a trademark infringement by the trademark owner of Dragonica, Victor Garcia, in a lawsuit filed in the United States District Court for the Southern District of Florida. The plaintiff filed a claim on all gains of the Company, losses for the plaintiff and other compensation related to the trademark infringement. In February 2011, Gravity Interactive, Inc. sent a written defense to the United States District Court for the Southern District of Florida, noting that there was no trademark infringement of “Dragonica.” In February 2012, the Company reached a settlement with Victor Garcia on the condition that the trademark would not be used in commerce anywhere within the U.S.A. and the case was closed in March 2012.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity

13. Shareholders’ Equity

As of December 31, 2012, Gravity is authorized to issue a total of 40 million shares with a par value of ￦500 per share, in registered form, consisting of common shares and non-voting preferred shares. Of this authorized amount, Gravity is authorized to issue up to 2 million non-voting preferred shares. Under the articles of incorporation, holders of non-voting preferred shares are entitled to receive dividends of not less than 1% and up to 15% of the par value of such shares, the exact rate to be determined by Gravity’s Board of Directors at the time of issuance, provided that the holders of preferred shares are entitled to receive dividend at a rate not lower than that determined for holders of common shares. Gravity does not have any non-voting preferred shares outstanding.

As of December 31, 2012, the Company had a total of 6,948,900 common shares issued and outstanding. All of the issued and outstanding shares are fully paid and are registered.

Earnings (losses) Per Share	12 Months Ended
Dec. 31, 2012
Earnings (losses) Per Share

14. Earnings (losses) Per Share

The components of basic and diluted earnings (losses) per share are as follows:

	2010		2011		2012
	(In millions of Korean Won, except per share data)
Net income (loss) available for common shareholders (A)	￦	3,730	￦	14,928	￦	(12,224)
Weighted average outstanding shares of common shares (B)		6,948,900		6,948,900		6,948,900

Earnings (losses) per share Basic and diluted (A/B)	￦	537	￦	2,148	￦	(1,759)

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

15. Income Taxes

Income tax expenses (benefit) for the years ended December 31, 2010, 2011 and 2012 consist of the following:

	2010		2011		2012
	(In millions of Korean Won)
Income (loss) before income taxes
Domestic	￦	10,395	￦	4,878	￦	(16,761)
Foreign		(2,133)		159		(862)

		8,262		5,037		(17,623)

Current income taxes
Domestic		4,458		3,694		3,715
Foreign		12		70		4

		4,470		3,764		3,719

Deferred income taxes
Domestic		(263)		(11,726)		(1,135)
Foreign		—		—		—

		(263)		(11,726)		(1,135)

Total income tax expenses (benefit)	￦	4,207	￦	(7,962)	￦	2,584

Income taxes recognized directly in other comprehensive income for the year ended December 31, 2011 and 2012 are ￦130 million and ￦104 million respectively.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities as of December 31, 2011 and 2012 are as follows:

	2011		2012
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	￦	181	￦	342
Allowance for doubtful		421		660
Investments in subsidiaries and equity method investees		1,897		1,345
Depreciation and amortization		204		1,032
Deferred revenue		663		736
Provisions for severance benefits		100		80
Net operation loss carryforwards in subsidiaries		3,887		3,703
Foreign tax credit carryforwards		17,224		20,433
Tax credit carryforwards for research and human resource development		2,434		2,763
Others		164		133

Total deferred tax assets		27,175		31,227
Less: Valuation allowance		(14,531)		(19,712)

	￦	12,644	￦	11,515

Deferred tax liabilities
Accrued income	￦	78	￦	76
Depreciation and amortization		232		—
Investments in subsidiaries and equity method investees		426		347
Intangible assets		2,009		—
Unrealized foreign exchange gains		9		—
Others		37		—

Total deferred tax liabilities		2,791		423
Net deferred tax assets (liabilities)	￦	9,853	￦	11,092

Reported as
Current portion of deferred income tax assets	￦	3,062	￦	2,761
Non-current deferred income tax assets	￦	8,308	￦	8,331
Non-current deferred income tax liabilities	￦	1,517	￦	—

Deferred income tax assets are recognized only to the extent that realization of the related tax benefit is more likely than not. Realization of the future tax benefits related to the deferred income tax assets is dependent on many factors, including the Company’s ability to generate taxable income within the period during which the temporary differences reverse, the outlook for the economic environment in which the Company operates, and the overall future industry outlook.

In assessing the realizability of deferred income tax assets, management considered whether it was more likely than not that some portion or all of the deferred income tax assets would not be realized. In particular, a significant portion of the tax credit carryforwards is expected to expire if the Company does not generate sufficient taxable income in Korea. The ultimate realization of deferred income tax asset is dependent upon the generation of future taxable income during the periods in which those temporary differences became deductible. Management considered the scheduled reversal of deferred tax liabilities, uncertainty in the future taxable income, the tax structure of the Company and tax planning strategies in making this assessment. For the year ended December 31, 2010, full valuation allowance was provided for Gravity and certain subsidiaries. However, in 2011 and 2012, based on the level of historical taxable income and the future taxable income under the Company’s business plan over the periods in which the deferred tax assets were deductible, management believed it was more likely than not that ￦7,937 million and ￦7,214 million, or 42% and 34%, of the deferred tax assets from tax credit carry forwards is realizable for Gravity, respectively.

As of December 31, 2012, Gravity Co., Ltd. in Korea recorded deferred income tax assets from temporary differences of ￦2,308 million, foreign tax credit carryforwards and tax credit carryforwards for research and human resource development etc. of ￦19,163 million and ￦1,946 million, respectively, which expire from 2013 to 2017. Based on the Company’s historical and projected net and taxable income, the Company determined that it would be able to realize all deferred income tax assets from the temporary differences and ￦7,214 million, or 34%, of tax credits carryforwards, and recognized a valuation allowance of ￦13,900 million on the amount of available tax credit carryforwards at an effective rate expected to be incurred by Gravity. Gravity as a controlling company did not recognize the deferred income tax assets from outside basis difference amounting to ￦4,841 million on investment in subsidiaries since Gravity has no plan or intention to dispose of those entities in the foreseeable future. The deferred income tax liabilities from an outside basis difference amounting to ￦382 million on investment in subsidiary was also not recognized since Gravity is able to control the timing of the reversal and it is probable that the difference will not reverse in the foreseeable future.

As of December 31, 2012, Gravity Entertainment Corp., the Company’s 100% owned subsidiary in Japan, had temporary differences of ￦245 million and available loss carryforwards of ￦445 million which expire from 2013 to 2019. Based on this subsidiary’s historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences and loss carryforwards, and recognized a valuation allowance of ￦290 million on the full amount of the temporary differences and available loss carryforwards at an effective rate expected to be incurred in Japan.

As of December 31, 2012, Gravity Interactive, Inc., the Company’s 100% owned subsidiary in U.S., had available loss carryforwards of ￦7,227 million for federal tax and ￦7,156 million for state tax, respectively, which expire from 2028 to 2032. Based on this subsidiary’s historical and projected net and taxable income, the Company determined that it would not be able to realize these loss carryforwards, and recognized a valuation allowance of ￦2,905 million on the full amount of the available loss carryforwards at an effective rate expected to be incurred in U.S.

Statutory tax rate applicable to the Company is 24.2% for the years ended December 31, 2010 and 2011, while the statutory tax rate applicable to the Company for the year ended December 31, 2012 is 22%. In accordance with the revised Corporate Income Tax Law, statutory tax rate applicable to the Company is 24.2% until 2011 and 22% thereafter. Deferred taxes are measured using the enacted tax rate expected to apply at the time of reversal, which is 22% for the Company.

A reconciliation of income tax expense (benefit) from the Korean statutory income tax rate to actual income tax expense (benefit) is as follows:

	2010		2011		2012
	(In millions of Korean Won)
Tax expense at Korean statutory tax rate (2010, 2011: 24.2%, 2012: 22%)	￦	1,999	￦	1,219	￦	(3,877)
Income tax exemption		(67)		(5)		—
Foreign tax credit		(414)		(393)		(387)
Tax credit carryforwards for research and human resource development		(585)		(356)		(997)
Foreign tax differential		(234)		39		(350)
Expense not deductible for tax purpose		233		672		923
Change in statutory tax rate		(14)		—		—
Change in valuation allowances		(1,551)		(14,112)		5,181
Tax effect from consolidation of subsidiaries		—		—		(2,424)
Loss of control in subsidiaries		—		1,364		258
Effect of change in foreign currency exchange rate		124		(52)		266
Expiration of unused foreign tax credit and unused net operating loss carryforwards		4,430		3,635		4,054
Income tax penalties		133		—		—
Others		154		27		(63)

Total income tax expense (benefit)	￦	4,207	￦	(7,962)	￦	2,584

The Company assessed uncertain tax positions and measured unrecognized tax benefits for open tax years in accordance with ASC 740, Income Taxes. The Company’s policy is that it recognizes interest expenses and penalties related to income tax matters as a component of income tax expense. Accordingly, the Company assesses its income tax positions and records tax benefits for all years subject to examinations based upon the evaluation of the facts, circumstances and information available at that reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, the Company records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. If the Company does not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized.

Based on the approach above, the Company assessed the uncertain tax positions and did not record any unrecognized tax benefits as the Company believes that it is more likely than not that there will not be any unrecognized tax benefits.

In 2011, Gravity was subject to a tax examination by the National Tax Service of Korea for fiscal years 2006 through 2009. As a result of the tax examination, the Company recognized ￦133 million of income tax expense for penalties and ￦608 million of withholding taxes for transfer pricing adjustments that arose from the difference between the actual transaction price and the estimated arm’s length price. The ￦133 million of penalties was recorded as a component of the income tax provision, and the ￦608 million of withholding taxes due was recorded as a component of selling, general and administrative expenses for the year ended December 31, 2010. The National Tax Service of Korea is a Korean government agency responsible for tax collection and tax law enforcement.

Allowances for deferred income tax assets for the three years ended December 31, 2010, 2011 and 2012 are as follows:

	Balance at Beginning of Year		Decrease		Increase		Balance at End of Year
	(In millions of Korean Won)
2010
Valuation allowance	￦	30,194	￦	1,551	￦	—	￦	28,643
2011
Valuation allowance		28,643		14,112		—		14,531
2012
Valuation allowance		14,531		—		5,181		19,712

Operations by Geographic Area	12 Months Ended
Dec. 31, 2012
Operations by Geographic Area

16. Operations by Geographic Area

Geographic information for the years ended December 31, 2010, 2011 and 2012 is based on the location of the distribution entity. Revenues by geographic region are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Korea	￦	9,737	￦	10,458	￦	14,762
Japan		29,186		29,513		30,387
Taiwan and Hong Kong		2,926		3,590		2,244
United States		4,759		5,879		5,023
Russia		647		487		476
Brazil		1,114		1,189		837
Thailand		936		1,245		974
Europe		1,084		2,058		982
Other		1,973		3,058		2,096

	￦	52,362	￦	57,477	￦	57,781

Approximately 85% and 15% of the Company’s property and equipment are located in Korea and the United States, respectively as of December 31, 2012.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

17. Related Party Transactions

During the years ended December 31, 2010, 2011 and 2012, there were related party transactions with a shareholder and an equity investee as follows:

	2010		2011		2012
	(In millions of Korean Won)
Sales to related parties	￦	29,065	￦	29,110	￦	30,061
Purchases from related parties		4,182		2,139		3,312
Amounts due from related parties		3,149		3,573		2,657
Amounts due to related parties		7,412		6,373		6,699

On April 1, 2008, GungHo Online Entertainment, Inc. became a majority shareholder by acquiring 52.39% of the voting shares from Heartis Inc., the former majority shareholder, and acquired additional 6.92% voting shares on June 23 and June 24, 2008. The transactions with GungHo and the related balances during 2010, 2011 and 2012 were included in related party transactions above.

Due to the disposal of equity investments in Ingamba LLC, in May 2012, the related party relationship between the Company and Ingamba LLC, was discontinued. Therefore, the transactions with Ingamba LLC that occurred before the disposal of the equity investments were included in the related party transactions. Sales to Ingamba LLC were ￦94 million, ￦275 million and ￦138 million in 2010, 2011 and 2012, respectively. Amounts due from Ingamba LLC were ￦94 million and ￦47 million in 2010 and 2011, respectively.

Supplemental Cash Flow Information and Non-Cash Activities	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information and Non-Cash Activities

18. Supplemental Cash Flow Information and Non-Cash Activities

	2010		2011		2012
	(In millions of Korean Won)
Supplemental cash flow information
Cash paid during the year for income taxes	￦	3,752	￦	3,832	￦	3,727
Interest paid		32		58		55
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	￦	1,749	￦	3,978	￦	1,562
Offset of long-term deferred revenue and accounts payable		1,161		—		—
Reclassification of prepayment to intangible assets		92		1,392		312

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements include the accounts of Gravity and the following subsidiaries (collectively referred to as the “Company”). All intercompany balances and transactions have been eliminated in the consolidation.

Subsidiary	Year of Establishment	Year of Obtaining Control	Percentage of Ownership (%)
Gravity Interactive, Inc.(*1)	2003	2003	100.00
Gravity Entertainment Corp.	2003	2004	100.00
NeoCyon, Inc.	2000	2005	96.11
Gravity Middle East & Africa FZ-LLC(*2)	2007	2007	100.00
Gravity Games Corp.(*3)	2003	2010	50.83

(*1)	In October 2007, Gravity Interactive, Inc. founded L5 Games Inc., as a wholly owned US-based subsidiary. L5 Games Inc. was liquidated in May 2010.
(*2)	In May 2007, the Company founded Gravity Middle East & Africa FZ-LLC, a wholly owned United Arab Emirates-based subsidiary. Gravity Middle East & Africa FZ-LLC is in the process of liquidation as of December 31, 2012.
(*3)	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corp. Based on the shareholders’ meeting held on March 28, 2011, Barunson Interactive Corp. changed its name to Gravity Games Corp.

The list of subsidiaries that were excluded from consolidation during the year ended December 31, 2012 is as follows:

Subsidiary	Reason
Gravity CIS Co., Ltd.(*)	Surrendered rights for shares of its investment during the year.
Gravity RUS Co., Ltd.(*)

(*)	In August 2012, the Company surrendered rights for shares (ownership interest of 99.99% (Gravity RUS Co., Ltd.) and 100% (Gravity CIS Co., Ltd.)) of its investments in accordance with the laws of Russia.

Investments in entities where the Company holds more than 20% but less than 50% ownership or over which the Company has significant management influence are accounted for using the equity method of accounting and the Company’s share of the investee’s operations is included in Equity method investments. The Company follows the equity method of accounting for investments in its joint venture Animation Production Committee and Gravity EU SAS (Note 7).

Investments in limited partnerships are accounted for using the equity method in accordance with Accounting Standard Codification (“ASC”) 323, Investment — Equity Method and Joint Ventures, which requires the use of the equity method unless the investor’s interest “is so minor that the limited partner may have virtually no influence over partnership operating and financial policies.” The Company follows the equity method of accounting for investment in Online Game Revolution Fund No. 1.

The Company recorded its initial investments at cost and records its pro rata share of the earnings or losses in the results of operations of the equity method investees.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include useful lives of fixed assets, salvage values and recovery of property and equipment; recoverability of goodwill and intangible assets; valuation allowances for receivables, inventories and realization of deferred income tax assets, and fair values of derivatives. Actual results could differ materially from the estimates and assumptions used.

Risks and uncertainties

Risks and uncertainties

Industry and revenue

The industry in which the Company operates is subject to a number of industry-specific risks, including, but not limited to, rapidly changing technologies; significant numbers of new competitive entrants; dependence on key individuals; competition from similar products from larger companies; change in customer preferences; the need for the continued successful development, marketing, and selling of its products and services; and the need for positive cash flows from operations. The Company depends on one key product, “Ragnarok Online,” for most of its revenues.

During the years ended December 31, 2010, 2011 and 2012, the Company generated 85%, 83% and 87% of its revenues from countries in Asia, respectively.

As of December 31, 2010, 2011, and 2012, GungHo Online Entertainment, Inc. is the only licensee whose related accounts receivable and total revenue exceeds 10% of the Company’s total accounts receivable and total revenue, and the shares are as follows (Note 17):

		2010		2011		2012
Country	Licensee	Accounts Receivable	Revenues	Accounts Receivable	Revenues	Accounts Receivable	Revenues
Japan	GungHo Online Entertainment, Inc.	35%	56%	45%	50%	34%	51%

The amounts included within the accounts receivable balance as of December 31, 2012 are ￦2,424 million from GungHo Online Entertainment, Inc. and ￦908 million from GS Home Shopping Inc. There are no other balances with any parties that represent greater than 10% of the total accounts receivable balance.

Concentrations of credit risk

Cash and cash equivalents and short-term financial instruments are potentially subject to concentration of credit risk. Cash and cash equivalents and short-term financial instruments are placed with several financial institutions, of which approximately 32% of such amounts are held at one financial institution.

Revenue recognition

Revenue recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, the product or the service has been delivered or rendered, the price is fixed or determinable, and collection of the resulting receivable is reasonably assured.

The Company derives most of its revenues from online game subscription revenue mainly from Ragnarok Online paid by users in Korea, the United States and Canada, and royalties and license fees paid by our licensees in our overseas markets.

Online games — subscription revenue

All subscription fees for the online games are prepaid, which are recorded as deferred revenue and recognized as revenue on a monthly basis in proportion to the number of days lapsed or based on actual hours used. These subscriptions are typically short-term in nature, require no additional upgrades and minor customer support.

Online games — royalties and license fees

The Company licenses the right to sell and distribute its games in exchange for an initial prepaid license fee and guaranteed minimum royalty payments. The prepaid license fee revenues are recorded as deferred revenue and recognized ratably over the license period. If license agreements are renewed upon expiration of their terms, renewal license fees are deferred and recognized ratably over the new license period.

The Company generally provides its licensees with minimal post-contract customer support on its software products, consisting of technical supports and occasional unspecified upgrades, or enhancements during the contract term. The estimated costs of providing such support are insignificant and sufficient vendor-specific evidence does not exist to allocate the revenue from software and related integration projects to the separate elements of such projects, therefore all license revenue is recognized ratably over the life of the contract.

The guaranteed minimum royalty payments are recorded as deferred revenue and recognized as the royalties are earned. In addition, the Company receives a royalty payment based on a specified percentage of the licensees’ sales, including game item revenues. These royalties that exceed the guaranteed minimum royalty are recognized on a monthly basis, as the related revenues are earned by the licensees.

Mobile games revenue

Mobile games are played using mobile phones and other mobile devices. Mobile games revenue includes revenues from micro-transaction and a proportion of the per-download fees that users pay where the Company directly provides mobile game service to users, such as Korea. In addition, the Company licenses the right to market and distribute its mobile games in overseas countries in exchange for a license fee and/or guaranteed minimum royalty payments, and also receives royalty revenues from its licensees on a monthly basis. Mobile games revenues are also derived from contract prices, which are related to various outsourcing development service provided by us to third parties, such as developing games embedded in mobile phones.

Micro-transaction fees are deferred when in-game items are purchased by users and recognized as revenue when the purchased in-game items are used in the game. Per-download fees are recognized on a monthly basis as they are earned. License fees are deferred and recognized ratably as revenue over the license period and guaranteed minimum royalty payments are deferred and recognized as the relevant royalty is earned. Royalty revenues are based on an agreed percentage of each of the licensees’ revenues based on the licensees’ sales from our mobile games. Contract prices are recognized when the products or services have been delivered or rendered and the customers can begin use in accordance with the contractual terms.

Character merchandising, animation and other revenue

The Company licenses the right to commercialize or distribute its game characters or animation to third-party licensees in exchange for contract prices. These contract prices are recognized when the products or services have been delivered or rendered and the customers can begin their use in accordance with the contractual terms. In addition, the Company receives royalty payment based on a specified percentage of the licensees’ sales.

The Company also sells goods related to mobile phones, such as accessories and USB data cable or provides contracted services, which is recorded in other revenue. The Company records these sales of goods when delivery has occurred and collectability of the fixed or determinable sales price is reasonably assured.

Cash and cash equivalents	Cash and cash equivalents Cash equivalents consist of time deposits with a maturity of three months or less at the time of purchase.
Short-term financial instruments

Short-term financial instruments

Short-term financial instruments primarily include time deposits placed with financial institutions which have an original maturity greater than three months but less than one year.

Allowance for doubtful accounts

Allowance for doubtful accounts

The Company maintains allowances for doubtful accounts receivable based upon the following information: an aging analysis of its accounts receivable balances, historical bad debt rates, repayment patterns and creditworthiness of its customers, and industry trend analysis.

The payment processing service providers are responsible for remitting to the Company the full subscription revenues generated in Korea after deducting their fixed service fees and charges, which range from approximately 1.8% to 15% and risk of loss or delinquencies are borne by such payment processing service providers.

Property and equipment

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation for property and equipment is computed using the straight-line method over the following estimated useful lives:

Computer and equipment	4 years
Furniture and fixtures	4 years
Software	3 years
Vehicles	4 years

Leasehold improvements are depreciated on a straight-line basis over the estimated useful life of the assets or the lease term, whichever is shorter.

Routine maintenance and repairs are charged to expense as incurred. Expenditures which enhance the value or extend the useful lives of the related assets are capitalized.

Accounting for the impairment of long-lived assets

Accounting for the impairment of long-lived assets

Definite-lived tangible and intangible assets are amortized over their estimated useful life according to the nature and characteristics of each asset. The Company continually evaluates the reasonableness of the useful lives of these assets.

The Company reviews property and equipment and other long-lived assets for impairment whenever events or changes in circumstances indicate that carrying value may not be recoverable in accordance with ASC 360, Property, Plant, and Equipment. When the aggregate of future cash flows (undiscounted and without interest charges) is less than the carrying value of the asset, an impairment loss is recognized based on the fair value of the asset.

Intangible assets

Intangible assets

Capitalized software development costs—online game development costs

The Company capitalizes certain software development costs relating to online games that will be distributed through subscriptions or licenses. The Company accounts for software development costs in accordance with ASC 985, Costs of Software to be Sold, Leased, or Marketed. Software development costs incurred prior to the establishment of technological feasibility are expensed when incurred and are included in research and development expense. Once a software product has reached technological feasibility, then all subsequent software development costs for that product are capitalized until the product is commercially launched. Technological feasibility is evaluated on a product-by-product basis, but typically occurs when the online game has a proven ability to operate in a massively multiplayer format. Technological feasibility of a product encompasses both technical design documentation and game design documentation.

The Company amortizes capitalized software development costs relating to online games and records as a component of cost of revenues. Amortization is determined as the greater of the amount computed using the ratio of current gross revenues for an online game to the total of current and anticipated future gross revenues for that game or the straight-line method amount over the remaining estimated economic life of the game. Amortization starts when an online game is available for general release to public users. The Company continually evaluates the reasonableness of the economic life of the capitalized software development costs based on the average life cycle of the games whenever each new game is commercially launched or acquired.

Capitalized software development costs for online games, net of accumulated amortization, at December 31, 2011 and 2012 were ￦18,744 million and ￦17,170 million, respectively. Amortization expense for the years ended December 31, 2010, 2011 and 2012 was ￦1,549 million, ￦25 million and ￦3,852 million, respectively.

The Company evaluates the recoverability of capitalized software development costs on a product-by-product basis. The recoverability of capitalized software development costs is evaluated based on the expected performance of the specific products to which the costs relate. Criteria used to evaluate expected product performance include: historical performance of comparable products using comparable technology; orders for the product prior to its release; and estimated performance of a sequel product based on the performance of the product on which the sequel is based. Capitalized costs for those products that are cancelled are expensed in the period of cancellation. In addition, an impairment loss shall be recorded when management’s forecast for a particular game indicates that unamortized capitalized costs exceed the net realizable value of that asset. Significant management judgments and estimates are utilized in the assessment of when technological feasibility is established, as well as in the ongoing assessment of the recoverability of capitalized costs. In evaluating the recoverability of capitalized costs, the assessment of expected product performance utilizes forecasted sales amounts and estimates of additional development costs to be incurred. If revised forecasted or actual product sales are changed from the original forecasted amounts utilized in the initial recoverability analysis, the actual impairment charge may be larger than originally estimated in any given period.

There were no impairment losses on capitalized software development cost for online games for the years ended December 31, 2010, 2011 and 2012.

Capitalized software development costs — website and internal use software development costs

The Company accounts for website and internal use software development cost in accordance with ASC 340, Internal Use Software. For website and internally used software development costs, the Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over the estimated product life.

Capitalized software development costs for website and internal use software at December 31, 2011 and 2012 were ￦192 million and ￦217 million, respectively.

Research and development costs

Research and development costs consist primarily of payroll, depreciation expense and other overhead expenses which are all expensed as incurred until technological feasibility is reached.

Goodwill

Goodwill is accounted for under ASC 350, Intangibles — Goodwill and Other, which requires that goodwill and indefinite-lived intangible assets no longer be amortized, but instead be tested at least annually for impairment, and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of these assets below their carrying amount. Such an event would include unfavorable variances from established business plans, significant changes in forecasted results or volatility inherent to external markets and industries, which are periodically reviewed by the Company’s management.

Specifically, qualitative factors are assessed to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. In evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the relevant events and circumstances are assessed. If, after assessing the totality of events or circumstances, it is determined that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then a two-step process of the goodwill impairment test is not performed. If it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the first step of the two-step goodwill impairment test is performed. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized immediately in an amount equal to that excess. The goodwill impairment test is carried out at the reporting unit, which is either an operating division or a subdivision, for which stand-alone financial information is available to the management personnel of such division or subdivision for evaluating operating results.

Acquired in-process research and development technology

Acquired IPR&D assets are considered indefinite-lived intangible assets and are not subject to amortization. An IPR&D asset must be tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the IPR&D asset with its carrying amount. If the carrying amount of the IPR&D asset exceeds its fair value, an impairment loss must be recognized in an amount equal to that excess. After an impairment loss is recognized, the adjusted carrying amount of the IPR&D asset will be its new accounting basis. Subsequent reversal of a previously recognized impairment loss is prohibited. The initial determination and subsequent evaluation for impairment of the IPR&D asset requires management to make significant judgments and estimates. Once an IPR&D project has been completed, the useful life of the IPR&D asset is determined and amortized accordingly. If an IPR&D project has been abandoned, it is immediately expensed.

Advertising

Advertising

The Company expenses advertising costs as incurred. Advertising expense was approximately ￦1,853 million, ￦3,121 million and ￦4,585 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Accrued severance benefits and pension plan

Accrued severance benefits and pension plan

Employees and directors with one year or more of service are entitled to receive a lump-sum payment upon termination of their employment with the Company based on the length of service and rate of pay at the time of termination. Accrued severance benefits are estimated assuming all eligible employees were to terminate their employment at the balance sheet date in compliance with relevant laws in Korea. The annual severance benefits expense charged to operations is calculated based upon the net change in the accrued severance benefits payable at the balance sheet date based on the guidance of ASC 715, Compensation-Retirement Benefits.

Gravity and NeoCyon introduced a defined contribution pension plan in 2005 and 2011, respectively, and provide an individual account for each participant. A plan’s defined contributions to an individual’s account are to be made for periods in which that individual renders services, the net pension cost for a period shall be the contribution called for in that period.

Foreign currency translation

Foreign currency translation

The Korean parent company and its subsidiaries use their local currencies as their functional currencies. The financial statements of the subsidiaries in functional currencies other than the Korean Won are translated into the Korean Won in accordance with ASC 830, Foreign Currency Matters. All assets and liabilities of the foreign subsidiaries are translated into the Korean Won at the exchange rate in effect at the end of the period, and capital accounts are determined to be of a permanent nature and are therefore translated using historical exchange rates. Revenues and expenses are translated at average exchange rates during the period. The effects of foreign currency translation adjustments are reflected in the cumulative translation adjustment account, reported as a separate component of comprehensive income in shareholders’ equity.

Foreign currency transactions

Net gains and losses resulting from foreign exchange transactions are included in foreign currency income (losses) in the consolidated statements of comprehensive income (loss).

Income taxes

Income taxes

The Company accounts for income taxes under the provisions of ASC 740, Income Taxes. Under ASC 740, income taxes are accounted for under the asset and liability method. Deferred income taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse.

A valuation allowance is provided on deferred income tax assets to the extent that it is more likely than not that such deferred income tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred income tax assets and liabilities.

The Company follows ASC 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for tax positions taken or expected to be taken in a tax return. This standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The evaluation of a tax position in accordance with this standard is a two-step process. In the first step, recognition, the Company determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The second step addresses measurement of a tax position that meets the more-likely-than-not criteria. The tax position is measured at the largest amount of benefit that has a likelihood of greater than 50 percent of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in (a) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (b) a reduction in a deferred income tax asset or an increase in a deferred income tax liability or (c) both (a) and (b).

Fair Value Measurements

Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset and liability. As a basis for considering such assumptions, a fair value hierarchy has been established that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Quoted prices in active exchange markets involving identical assets or liabilities.

•

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Inputs that are generally unobservable and typically reflect management estimates of assumptions and inputs using a binomial lattice model as the valuation technique.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC Topic 825, Financial Instruments, requires disclosure of the fair value of financial instruments for which the determination of fair value is practicable. The fair values of the Company’s cash and cash equivalents, short-term financial instruments, accounts receivable and other current assets, accounts payable and other current liabilities approximate carrying values due to the short maturity of these instruments.

Earning (loss) per share

Earnings (losses) per share

Basic earnings (losses) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding for all periods. Diluted earnings (losses) per share is computed by dividing net earnings (losses) by the weighted average number of common shares outstanding, increased by common stock equivalents. Common stock equivalents are calculated using the treasury stock method and represent incremental shares issuable upon exercise of the Company’s outstanding stock options. However, potential common shares are not included in the denominator of the diluted earnings (losses) per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Recent accounting pronouncements

Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued FASB Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs to provide largely identical guidance about fair value measurement and disclosure requirements. This standard does not extend the use of fair value but, rather, provides guidance about how fair value should be applied where it already is required or permitted under International Financial Reporting Standards (“IFRS”). For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS 13. A public entity is required to apply the ASU prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted the amendments, and the adoption did not impact the Company’s financial condition or results of operations.

In June and December 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, and ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, respectively. The amended guidance requires an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The current option to report other comprehensive income and its components in the statement of stockholders’ equity will be eliminated. Although the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under existing guidance. An entity should apply the ASU retrospectively. For a public entity, these ASUs are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance and presented components of net income and other comprehensive income in the statements of comprehensive income (loss). The adoption of this guidance did not impact the Company’s net income, financial position or cash flows.

In December 2011 and January 2013, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, and ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, respectively, which create new disclosure requirements about the nature of an entity’s rights of offset and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. The new disclosures are designed to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The adoptions of ASU 2011-11 and 2013-01 are not expected to have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment as an update to the authoritative guidance related to testing indefinite-lived intangible assets for impairment. This update gives an entity the option to first consider certain qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. This update is effective for the indefinite-lived intangible asset impairment test performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The Company has early adopted this ASU and the adoption had no material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income to require new disclosures about reclassifications from accumulated other comprehensive income to net income. These disclosures may be presented on the face of the statements or in the notes to the consolidated financial statements. The standards update is effective for fiscal years beginning after December 15, 2012 with early adoption permitted. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company’s consolidated financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiaries

The accompanying consolidated financial statements include the accounts of Gravity and the following subsidiaries (collectively referred to as the “Company”). All intercompany balances and transactions have been eliminated in the consolidation.

Subsidiary	Year of Establishment	Year of Obtaining Control	Percentage of Ownership (%)
Gravity Interactive, Inc.(*1)	2003	2003	100.00
Gravity Entertainment Corp.	2003	2004	100.00
NeoCyon, Inc.	2000	2005	96.11
Gravity Middle East & Africa FZ-LLC(*2)	2007	2007	100.00
Gravity Games Corp.(*3)	2003	2010	50.83

(*1)	In October 2007, Gravity Interactive, Inc. founded L5 Games Inc., as a wholly owned US-based subsidiary. L5 Games Inc. was liquidated in May 2010.
(*2)	In May 2007, the Company founded Gravity Middle East & Africa FZ-LLC, a wholly owned United Arab Emirates-based subsidiary. Gravity Middle East & Africa FZ-LLC is in the process of liquidation as of December 31, 2012.
(*3)	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corp. Based on the shareholders’ meeting held on March 28, 2011, Barunson Interactive Corp. changed its name to Gravity Games Corp.

Subsidiaries Excluded from Consolidation

The list of subsidiaries that were excluded from consolidation during the year ended December 31, 2012 is as follows:

Subsidiary	Reason
Gravity CIS Co., Ltd.(*)	Surrendered rights for shares of its investment during the year.
Gravity RUS Co., Ltd.(*)

(*)	In August 2012, the Company surrendered rights for shares (ownership interest of 99.99% (Gravity RUS Co., Ltd.) and 100% (Gravity CIS Co., Ltd.)) of its investments in accordance with the laws of Russia.

Accounts Receivable and Total Revenue Risks and Uncertainties

As of December 31, 2010, 2011, and 2012, GungHo Online Entertainment, Inc. is the only licensee whose related accounts receivable and total revenue exceeds 10% of the Company’s total accounts receivable and total revenue, and the shares are as follows (Note 17):

		2010		2011		2012
Country	Licensee	Accounts Receivable	Revenues	Accounts Receivable	Revenues	Accounts Receivable	Revenues
Japan	GungHo Online Entertainment, Inc.	35%	56%	45%	50%	34%	51%

Property and Equipment Estimated Useful Lives

Depreciation for property and equipment is computed using the straight-line method over the following estimated useful lives:

Computer and equipment	4 years
Furniture and fixtures	4 years
Software	3 years
Vehicles	4 years

Allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Allowance for Accounts Receivable

Changes in the allowance for accounts receivable for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	2	￦	5	￦	8
Provision for allowances		5		21		6
Reversal of previous provision		—		—		—
Write-offs		(2)		(18)		(5)

Balance at end of year	￦	5	￦	8	￦	9

Changes in Allowance for Loan Receivable

Changes in the allowance for loan receivable for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	—	￦	—	￦	1,000
Provision for allowances		—		1,000		200
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	￦	—	￦	1,000	￦	1,200

Acquisition of the investment in Gravity Games Corp. (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Value of Assets Acquired and Liabilities

The estimated fair value of assets acquired and liabilities assumed on the acquisition date were:

	2010
	(In millions of Korean Won)
Consideration cash	￦	11,688

Current assets	￦	2,150
Non-current assets
Property and equipment		357
Game product technology		11,856
In-process research and development technology		8,503
Other non-current assets		106
Current liabilities		(460)
Non-current liabilities		(4,064)
Deferred income tax liabilities		(2,739)

Total identified net assets		15,709

Non-controlling interest		(10,802)
Goodwill		6,781

	￦	11,688

Unaudited Pro Forma Revenue and Net Income

The unaudited pro forma revenue and net income are as follows:

2010
(In millions of Korean Won except per share data)
Revenue	￦ 57,930
Net Income	3,446

Basic earnings per share	496

Diluted earnings per share	496

Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investment

The Company’s equity method investment balance is comprised of the following at December 31:

	2011		2012
	(In millions of Korean Won)
Animation Production Committee	￦	—	￦	—
Online Game Revolution Fund No. 1		838		647
Gravity EU SAS		254		—
Ingamba LLC		352		—

Total equity method investments	￦	1,444	￦	647

Equity Income Loss on Investments

The Company’s equity income (loss) on investments is comprised of the following for the years ended December 31:

	2010		2011		2012
	(In millions of Korean Won)
Animation Production Committee	￦	—	￦	—	￦	—
Online Game Revolution Fund No. 1		(358)		(38)		(51)
Gravity EU SAS		—		(70)		(257)
Ingamba LLC		13		(134)		(25)

Total equity income(loss) on investments	￦	(345)	￦	(242)	￦	(333)

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment as of December 31, 2011 and 2012 consist of the following:

	2011		2012
	(In millions of Korean Won)
Computer and equipment	￦	12,026	￦	10,867
Furniture and fixtures		1,859		2,100
Vehicles		93		89
Capital lease assets		938		1,140
Leasehold improvements		771		771
Software externally-purchased		9,647		11,531

		25,334		26,498
Less: accumulated depreciation		(22,603)		(22,974)

	￦	2,731	￦	3,524

Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Capitalized Software Development Cost and Other Intangible Assets

Capitalized software development cost and other intangible assets as of December 31, 2011 and 2012 consist of the following:

	At December 31, 2011								At December 31, 2012
	Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount
	(In millions of Korean Won)
Capitalized software development cost	￦	26,707	￦	(7,771)	￦	—	￦	18,936	￦	29,010	￦	(11,623)	￦	—	￦	17,387
Acquired intangible assets
Product technology		18,382		(9,292)		(2,384)		6,706		18,536		(11,565)		(4,609)		2,363
IPR&D technology		8,503		—		—		8,503		8,503		—		(8,503)		—
Trademarks		503		(323)		—		180		520		(350)		—		170
Others		1,522		(362)		(799)		361		2,204		(690)		(1,026)		487

Total	￦	55,617	￦	(17,748)	￦	(3,183)	￦	34,686	￦	58,773	￦	(24,228)	￦	(14,138)	￦	20,407

Changes in Goodwill Balance

Changes in goodwill balances for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of the year
Goodwill	￦	1,451	￦	8,232	￦	8,232
Accumulated impairment losses		(241)		(241)		(755)

		1,210		7,991		7,477

Impairment losses		—		(514)		(3,614)
Acquisition in the business combination		6,781		—		—
Balance at end of the year
Goodwill		8,232		8,232		8,232
Accumulated impairment losses		(241)		(755)		(4,369)

	￦	7,991	￦	7,477	￦	3,863

Expected Amortization Expense of Intangible Assets

Expected amortization expenses related to the current net carrying amount of intangible assets are as follows:

	(In millions of Korean Won)
2013	￦	5,729
2014		5,134
2015		4,793
2016		4,027
2017 and thereafter		724

	￦	20,407

Accrued Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Accrued Severance Benefits

Changes in accrued severance benefits for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	478	￦	1,031	￦	916
Acquisition of Gravity Games Corp.		427		—		—
Provisions for severance benefits		234		586		96
Severance payments		(91)		(648)		(190)
Terminated but not yet paid		(17)		(53)		(139)

Balance at end of year	￦	1,031	￦	916	￦	683

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Capital Lease

Future minimum lease payments for the leases as of December 31, 2012, are as follows:

	2013				2014				2015
	Principal		Interest		Principal		Interest		Principal		Interest
	(In thousands of US dollars)
Capital lease		$207		$15		$86		$4		$52	—

	(In millions of Korean Won)
	￦	220	￦	16	￦	91	￦	4	￦	55	—

Future Minimum Rental Payments Under Operating Lease	Future minimum rental payments for the operating leases as of December 31, 2012, are as follows:

	(In millions of Korean Won)
2013	￦	2,302
2014		2,281
2015		139
2016		83

	￦	4,805

Earnings (losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Earning Per Share

The components of basic and diluted earnings (losses) per share are as follows:

	2010		2011		2012
	(In millions of Korean Won, except per share data)
Net income (loss) available for common shareholders (A)	￦	3,730	￦	14,928	￦	(12,224)
Weighted average outstanding shares of common shares (B)		6,948,900		6,948,900		6,948,900

Earnings (losses) per share Basic and diluted (A/B)	￦	537	￦	2,148	￦	(1,759)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expenses Benefit

Income tax expenses (benefit) for the years ended December 31, 2010, 2011 and 2012 consist of the following:

	2010		2011		2012
	(In millions of Korean Won)
Income (loss) before income taxes
Domestic	￦	10,395	￦	4,878	￦	(16,761)
Foreign		(2,133)		159		(862)

		8,262		5,037		(17,623)

Current income taxes
Domestic		4,458		3,694		3,715
Foreign		12		70		4

		4,470		3,764		3,719

Deferred income taxes
Domestic		(263)		(11,726)		(1,135)
Foreign		—		—		—

		(263)		(11,726)		(1,135)

Total income tax expenses (benefit)	￦	4,207	￦	(7,962)	￦	2,584

Deferred Income Tax Assets and Deferred Income Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities as of December 31, 2011 and 2012 are as follows:

	2011		2012
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	￦	181	￦	342
Allowance for doubtful		421		660
Investments in subsidiaries and equity method investees		1,897		1,345
Depreciation and amortization		204		1,032
Deferred revenue		663		736
Provisions for severance benefits		100		80
Net operation loss carryforwards in subsidiaries		3,887		3,703
Foreign tax credit carryforwards		17,224		20,433
Tax credit carryforwards for research and human resource development		2,434		2,763
Others		164		133

Total deferred tax assets		27,175		31,227
Less: Valuation allowance		(14,531)		(19,712)

	￦	12,644	￦	11,515

Deferred tax liabilities
Accrued income	￦	78	￦	76
Depreciation and amortization		232		—
Investments in subsidiaries and equity method investees		426		347
Intangible assets		2,009		—
Unrealized foreign exchange gains		9		—
Others		37		—

Total deferred tax liabilities		2,791		423
Net deferred tax assets (liabilities)	￦	9,853	￦	11,092

Reported as
Current portion of deferred income tax assets	￦	3,062	￦	2,761
Non-current deferred income tax assets	￦	8,308	￦	8,331
Non-current deferred income tax liabilities	￦	1,517	￦	—

Reconciliation of Income Tax Expense Benefit

A reconciliation of income tax expense (benefit) from the Korean statutory income tax rate to actual income tax expense (benefit) is as follows:

	2010		2011		2012
	(In millions of Korean Won)
Tax expense at Korean statutory tax rate (2010, 2011: 24.2%, 2012: 22%)	￦	1,999	￦	1,219	￦	(3,877)
Income tax exemption		(67)		(5)		—
Foreign tax credit		(414)		(393)		(387)
Tax credit carryforwards for research and human resource development		(585)		(356)		(997)
Foreign tax differential		(234)		39		(350)
Expense not deductible for tax purpose		233		672		923
Change in statutory tax rate		(14)		—		—
Change in valuation allowances		(1,551)		(14,112)		5,181
Tax effect from consolidation of subsidiaries		—		—		(2,424)
Loss of control in subsidiaries		—		1,364		258
Effect of change in foreign currency exchange rate		124		(52)		266
Expiration of unused foreign tax credit and unused net operating loss carryforwards		4,430		3,635		4,054
Income tax penalties		133		—		—
Others		154		27		(63)

Total income tax expense (benefit)	￦	4,207	￦	(7,962)	￦	2,584

Allowances for Deferred Income Tax Assets

Allowances for deferred income tax assets for the three years ended December 31, 2010, 2011 and 2012 are as follows:

	Balance at Beginning of Year		Decrease		Increase		Balance at End of Year
	(In millions of Korean Won)
2010
Valuation allowance	￦	30,194	￦	1,551	￦	—	￦	28,643
2011
Valuation allowance		28,643		14,112		—		14,531
2012
Valuation allowance		14,531		—		5,181		19,712

Operations by Geographic Area (Tables)	12 Months Ended
Dec. 31, 2012
Revenues by Geographic Region

Revenues by geographic region are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Korea	￦	9,737	￦	10,458	￦	14,762
Japan		29,186		29,513		30,387
Taiwan and Hong Kong		2,926		3,590		2,244
United States		4,759		5,879		5,023
Russia		647		487		476
Brazil		1,114		1,189		837
Thailand		936		1,245		974
Europe		1,084		2,058		982
Other		1,973		3,058		2,096

	￦	52,362	￦	57,477	￦	57,781

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions

During the years ended December 31, 2010, 2011 and 2012, there were related party transactions with a shareholder and an equity investee as follows:

	2010		2011		2012
	(In millions of Korean Won)
Sales to related parties	￦	29,065	￦	29,110	￦	30,061
Purchases from related parties		4,182		2,139		3,312
Amounts due from related parties		3,149		3,573		2,657
Amounts due to related parties		7,412		6,373		6,699

Supplemental Cash Flow Information and Non-Cash Activities (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information and Non Cash Activities

	2010		2011		2012
	(In millions of Korean Won)
Supplemental cash flow information
Cash paid during the year for income taxes	￦	3,752	￦	3,832	￦	3,727
Interest paid		32		58		55
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	￦	1,749	￦	3,978	￦	1,562
Offset of long-term deferred revenue and accounts payable		1,161		—		—
Reclassification of prepayment to intangible assets		92		1,392		312

Description of Business - Additional Information (Detail) (GungHo Online Entertainment Incorporated)	Jun. 30, 2008	Apr. 01, 2008
GungHo Online Entertainment Incorporated
Variable Interest Entity [Line Items]
Business acquisition, percent of voting right	6.92%	52.39%

Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2012		Oct. 31, 2010
Gravity Games Corp.
Subsidiary or Equity Method Investee [Line Items]
Year of Establishment	2003	[1]
Year of Obtaining Control	2010	[1]
Percentage Ownership	50.83%	[1]	50.83%
Gravity Interactive, Inc.
Subsidiary or Equity Method Investee [Line Items]
Year of Establishment	2003	[2]
Year of Obtaining Control	2003	[2]
Percentage Ownership	100.00%	[2]
Gravity Entertainment Corp.
Subsidiary or Equity Method Investee [Line Items]
Year of Establishment	2003
Year of Obtaining Control	2004
Percentage Ownership	100.00%
NeoCyon, Inc.
Subsidiary or Equity Method Investee [Line Items]
Year of Establishment	2000
Year of Obtaining Control	2005
Percentage Ownership	96.11%
Gravity Middle East & Africa FZ-LLC
Subsidiary or Equity Method Investee [Line Items]
Year of Establishment	2007	[3]
Year of Obtaining Control	2007	[3]
Percentage Ownership	100.00%	[3]

[1]	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corp. Based on the shareholders' meeting held on March 28, 2011, Barunson Interactive Corp. changed its name to Gravity Games Corp.
[2]	In October 2007, Gravity Interactive, Inc. founded L5 Games Inc., as a wholly owned US-based subsidiary. L5 Games Inc. was liquidated in May 2010.
[3]	In May 2007, the Company founded Gravity Middle East & Africa FZ-LLC, a wholly owned United Arab Emirates-based subsidiary. Gravity Middle East & Africa FZ-LLC is in the process of liquidation as of December 31, 2012.

Subsidiaries (Parenthetical) (Detail) (Gravity Games Corp.)	Dec. 31, 2012		Oct. 31, 2010
Gravity Games Corp.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	50.83%	[1]	50.83%

[1]	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corp. Based on the shareholders' meeting held on March 28, 2011, Barunson Interactive Corp. changed its name to Gravity Games Corp.

Significant Accounting Policies - Additional Information (Detail) (KRW)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Advertising expense incurred	4,585,000,000	3,121,000,000	1,853,000,000
Income Tax Examination, Likelihood of Unfavorable Settlement	Greater than 50%
Capitalized software development cost | Online Game Product Development Costs
Accounting Policies [Line Items]
Capitalized software development costs	17,170,000,000	18,744,000,000
Amortization expense for the period	3,852,000,000	25,000,000	1,549,000,000
Capitalized software development cost | Internal Use Software And Website
Accounting Policies [Line Items]
Capitalized software development costs	217,000,000	192,000,000
GungHo Online Entertainment Incorporated
Accounting Policies [Line Items]
Accounts Receivable	2,424,000,000
GS Home Shopping Incorporated
Accounting Policies [Line Items]
Accounts Receivable	908,000,000
Gravity RUS Co., Ltd. | Rights for Shares Surrendered
Accounting Policies [Line Items]
Percentage Ownership interest	99.99%
Gravity CIS Co., Ltd. | Rights for Shares Surrendered
Accounting Policies [Line Items]
Percentage Ownership interest	100.00%
Revenue | Countries in Asia
Accounting Policies [Line Items]
Concentration of risk, rate	87.00%	83.00%	85.00%
Cash and Cash Equivalents
Accounting Policies [Line Items]
Concentration of risk, rate	32.00%
Maximum
Accounting Policies [Line Items]
Cash equivalents, maturity of time deposits	3 months
Fixed service fees and charges on subscription revenues	15.00%
Maximum | Equity Method Investments
Accounting Policies [Line Items]
Percentage of ownership in equity investees	50.00%
Minimum
Accounting Policies [Line Items]
Fixed service fees and charges on subscription revenues	1.80%
Minimum | Equity Method Investments
Accounting Policies [Line Items]
Percentage of ownership in equity investees	20.00%

Accounts Receivable and Total Revenue Risks and Uncertainties (Detail) (JAPAN, GungHo Online Entertainment Incorporated)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable
Concentration Risk [Line Items]
Concentration of risk, rate	34.00%	45.00%	35.00%
Revenue
Concentration Risk [Line Items]
Concentration of risk, rate	51.00%	50.00%	56.00%

Property and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Computer and equipment
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	4 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	4 years
Software
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	4 years

Convenience Translation into United States Dollar Amounts - Additional Information (Detail)	Dec. 31, 2012
Translations of Korean Won to US dollars, prevailing exchange rate	1,063.24

Restricted Assets - Additional Information (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 KRW	Dec. 31, 2012 Gravity Games Corp. KRW
Deposits [Line Items]
Letter of credit issued	$ 250,000	290,000,000
Bank deposit provided to a bank as collateral for letter of credit	250,000	290,000,000
Restricted long-term financial instrument amount			5,000,000

Changes in Allowance for Accounts Receivable (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	8	5	2
Provision for allowances	6	21	5
Reversal of previous provision
Write-offs	(5)	(18)	(2)
Balance at end of year	9	8	5

Changes in Allowance for Loan Receivable (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	1,000
Provision for allowances	200	1,000
Reversal of previous provision
Write-offs
Balance at end of year	1,200	1,000

Allowance for Doubtful Accounts - Additional Information (Detail) (Naru Entertainment Corporation, KRW) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Loan receivable, short-term	200	1,000	1,300
Accounts receivable, accrued interest		8.00%
Loan receivable, long-term	1,000
Loan receivable, bad debt reserve	200	1,000
Paid in 2012 from a funding provided by third party
Commitments and Contingencies Disclosure [Line Items]
Loan receivable, short-term		300

Acquisition of the Investment in Gravity Games Corp - Additional Information (Detail) (KRW) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2010	Dec. 31, 2010	Dec. 31, 2012
Business Acquisition [Line Items]
Business acquisition, purchase price	11,688
Gravity Games Corp.
Business Acquisition [Line Items]
Business acquisition, aggregate voting interest acquired	50.83%		50.83%	[1]
Business acquisition, purchase price	11,688
Business acquisition, acquisition-related costs	25
Business acquisition, purchase price allocated to accounts receivable	1,094
Business acquisition, purchase price allocated to gross accounts receivable	1,182
Business acquisition, purchase price allocated to uncollectible accounts receivable	88
Business acquisition, non-controlling interest	49.20%
Business acquisition, revenue since acquisition date		748
Business acquisition, revenue since acquisition date		211

[1]	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corp. Based on the shareholders' meeting held on March 28, 2011, Barunson Interactive Corp. changed its name to Gravity Games Corp.

Estimated Fair Value of Assets Acquired and Liabilities (Detail) (KRW) In Millions, unless otherwise specified	Oct. 31, 2010
Business Acquisition [Line Items]
Consideration cash	11,688
Current assets	2,150
Property and equipment	357
Other non-current assets	106
Current liabilities	(460)
Non-current liabilities	(4,064)
Deferred income tax liabilities	(2,739)
Total identified net assets	15,709
Non-controlling interest	(10,802)
Goodwill	6,781
Business acquisition, purchase price	11,688
Game Product Technology
Business Acquisition [Line Items]
Business acquisition, purchase price allocation	11,856
In-process research and development technology
Business Acquisition [Line Items]
Business acquisition, purchase price allocation	8,503

Unaudited Pro Forma Revenue and Net Income (Detail) (KRW) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	57,930
Net Income	3,446
Basic earnings per share	496
Diluted earnings per share	496

Equity Method Investment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2012 Online Game Revolution Fund Number One KRW	Dec. 31, 2011 Online Game Revolution Fund Number One KRW	Dec. 31, 2009 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2009 Online Game Revolution Fund Number One KRW	Dec. 31, 2008 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2008 Online Game Revolution Fund Number One KRW	Dec. 31, 2006 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2006 Online Game Revolution Fund Number One KRW	Dec. 31, 2005 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2005 Online Game Revolution Fund Number One KRW	Dec. 31, 2011 Gravity EU SAS KRW	Dec. 31, 2011 Ingamba LLC KRW	Jun. 30, 2010 Ingamba LLC KRW	Jun. 30, 2010 Ingamba LLC RUB
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 609	647,000	1,444,000	647,000	838,000	¥ 18,000	229,000	¥ 642,000	6,054,000	¥ 150,000	1,245,000	¥ 100,000	869,000	254,000	352,000	502,000	13,000

Equity Income Loss on Investments (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 Online Game Revolution Fund Number One KRW	Dec. 31, 2011 Online Game Revolution Fund Number One KRW	Dec. 31, 2010 Online Game Revolution Fund Number One KRW	Dec. 31, 2012 Gravity EU SAS KRW	Dec. 31, 2011 Gravity EU SAS KRW	Dec. 31, 2012 Ingamba LLC KRW	Dec. 31, 2011 Ingamba LLC KRW	Dec. 31, 2010 Ingamba LLC KRW
Schedule of Equity Method Investments [Line Items]
Equity income (loss) on investments	$ (312)	(333,000)	(242,000)	(345,000)	(51,000)	(38,000)	(358,000)	(257,000)	(70,000)	(25,000)	(134,000)	13,000

Equity Method Investment - Additional Information (Detail)	12 Months Ended							12 Months Ended													1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2006 Animation Production Committee KRW	Apr. 30, 2004 Animation Production Committee JPY (¥)	Apr. 30, 2004 Animation Production Committee KRW	Dec. 31, 2012 Online Game Revolution Fund Number One KRW	Dec. 31, 2011 Online Game Revolution Fund Number One KRW	Dec. 31, 2010 Online Game Revolution Fund Number One KRW	Dec. 31, 2009 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2009 Online Game Revolution Fund Number One KRW	Dec. 31, 2008 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2008 Online Game Revolution Fund Number One KRW	Dec. 31, 2006 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2006 Online Game Revolution Fund Number One KRW	Dec. 31, 2005 Online Game Revolution Fund Number One JPY (¥)	Dec. 31, 2005 Online Game Revolution Fund Number One KRW	Dec. 31, 2012 Online Game Revolution Fund Number One Softbank Corporation	Dec. 31, 2012 Online Game Revolution Fund Number One GungHo Online Entertainment Incorporated	May 31, 2012 Ingamba LLC USD ($)	May 31, 2012 Ingamba LLC KRW	Dec. 31, 2012 Ingamba LLC KRW	Dec. 31, 2011 Ingamba LLC KRW	Dec. 31, 2010 Ingamba LLC KRW	Jun. 30, 2010 Ingamba LLC KRW	Jun. 30, 2010 Ingamba LLC RUB	Dec. 31, 2012 Gravity EU SAS KRW	Dec. 31, 2011 Gravity EU SAS KRW
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 609,000	647,000,000	1,444,000,000		0	¥ 123,000,000	1,358,000,000	647,000,000	838,000,000		¥ 18,000,000	229,000,000	¥ 642,000,000	6,054,000,000	¥ 150,000,000	1,245,000,000	¥ 100,000,000	869,000,000						352,000,000		502,000,000	13,000,000		254,000,000
Ownership of investee						30.00%	30.00%	16.39%											49.18%	8.20%					25.00%				25.00%
Limited liability partnership agreement to invest, committed amount																	1,000,000,000	8,713,000,000
Equity income (loss) on investments	(312,000)	(333,000,000)	(242,000,000)	(345,000,000)				(51,000,000)	(38,000,000)	(358,000,000)													(25,000,000)	(134,000,000)	13,000,000			(257,000,000)	(70,000,000)
Cash expected to be distributed										4,914,000,000
Equity method investment, disposal amount																					800,000	851,000
Gain on disposal of equity investments	497,000	528,000,000																				528,000,000
Gain and loss on investments																													548,000,000

Property and Equipment (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2012 Computer and equipment KRW	Dec. 31, 2011 Computer and equipment KRW	Dec. 31, 2012 Furniture and fixtures KRW	Dec. 31, 2011 Furniture and fixtures KRW	Dec. 31, 2012 Vehicles KRW	Dec. 31, 2011 Vehicles KRW	Dec. 31, 2012 Assets Held under Capital Leases KRW	Dec. 31, 2011 Assets Held under Capital Leases KRW	Dec. 31, 2012 Leasehold Improvements KRW	Dec. 31, 2011 Leasehold Improvements KRW	Dec. 31, 2012 Software KRW	Dec. 31, 2011 Software KRW
Property, Plant and Equipment [Line Items]
Property and Equipment		26,498,000,000	25,334,000,000	10,867,000,000	12,026,000,000	2,100,000,000	1,859,000,000	89,000,000	93,000,000	1,140,000,000	938,000,000	771,000,000	771,000,000	11,531,000,000	9,647,000,000
Less: accumulated depreciation		(22,974,000,000)	(22,603,000,000)
Property and equipment, net	$ 3,314,000	3,524,000,000	2,731,000,000

Property and Equipment Net - Additional Information (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	1,903	1,651	1,856

Capitalized Software Development Cost and Other Intangible Assets (Detail) (KRW) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	58,773	55,617
Accumulated Amortization	(24,228)	(17,748)
Accumulated Impairment	(14,138)	(3,183)
Net Carrying Amount	20,407	34,686
Capitalized software development cost
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	29,010	26,707
Accumulated Amortization	(11,623)	(7,771)
Net Carrying Amount	17,387	18,936
In-process research and development technology
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,503	8,503
Accumulated Impairment	(8,503)
Net Carrying Amount	8,503	8,503
Product Technology
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,536	18,382
Accumulated Amortization	(11,565)	(9,292)
Accumulated Impairment	(4,609)	(2,384)
Net Carrying Amount	2,363	6,706
Trademarks
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	520	503
Accumulated Amortization	(350)	(323)
Net Carrying Amount	170	180
Other Finite Lived Intangible Assets
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,204	1,522
Accumulated Amortization	(690)	(362)
Accumulated Impairment	(1,026)	(799)
Net Carrying Amount	487	361

Goodwill and Other Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 Gravity Games Corp. KRW	Dec. 31, 2012 Product Technology KRW	Dec. 31, 2011 Product Technology KRW	Dec. 31, 2012 Product Technology Dragonica KRW	Dec. 31, 2011 Product Technology Dragonica KRW	Dec. 31, 2012 Other Intangible Assets KRW	Dec. 31, 2011 Other Intangible Assets KRW	Dec. 31, 2012 In-process research and development technology KRW	Dec. 31, 2011 Gravity Games Corp. KRW
Goodwill and Intangible Assets Disclosure [Line Items]
Capitalized R&D costs, costs of software to be sold, leased, or marketed		2,303,000,000	5,261,000,000	4,243,000,000
Aggregate amortization expense for intangible assets		6,479,000,000	2,631,000,000	2,099,000,000
Impairment loss recognized	$ 13,702,000	14,569,000,000	3,697,000,000	475,000,000	3,614,000,000	2,225,000,000	2,384,000,000	2,161,000,000	2,384,000,000	227,000,000	799,000,000	8,503,000,000	514,000,000

Changes in Goodwill Balance (Detail)	12 Months Ended
	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 USD ($)
Goodwill [Line Items]
Goodwill	8,232,000,000	8,232,000,000	1,451,000,000
Accumulated impairment losses	(755,000,000)	(241,000,000)	(241,000,000)
Goodwill	7,477,000,000	7,991,000,000	1,210,000,000	3,633,000
Impairment losses	(3,614,000,000)	(514,000,000)
Acquisition in the business combination			6,781,000,000
Goodwill	8,232,000,000	8,232,000,000	8,232,000,000
Accumulated impairment losses	(4,369,000,000)	(755,000,000)	(241,000,000)
Goodwill	3,863,000,000	7,477,000,000	7,991,000,000	$ 3,633,000

Expected Amortization Expenses of Intangible Assets (Detail) (KRW) In Millions, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	5,729
2014	5,134
2015	4,793
2016	4,027
2017 and thereafter	724
Finite Lived Intangible Assets, Amortization Expense Total	20,407

Changes in Accrued Severance Benefits (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Balance at beginning of year		916,000,000	1,031,000,000	478,000,000
Acquisition of Gravity Games Corp.				427,000,000
Provisions for severance benefits	90,000	96,000,000	586,000,000	234,000,000
Severance payments	(179,000)	(190,000,000)	(648,000,000)	(91,000,000)
Terminated but not yet paid		(139,000,000)	(53,000,000)	(17,000,000)
Balance at end of year	$ 642,000	683,000,000	916,000,000	1,031,000,000

Accrued Severance Benefits - Additional Information (Detail) (Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits, KRW)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution pension plan, contribution	1,190	1,085	1,075
Defined contribution pension plan, cost recognized	390	97

Commitments and Contingencies - Additional Information (Detail)	12 Months Ended						1 Months Ended					12 Months Ended							1 Months Ended					1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 USD ($)	Dec. 31, 2011 KRW	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Jun. 30, 2009 Director and manager of Gravity Middle East Africa & FZ-LLC AED	Jun. 30, 2009 Director and manager of Gravity Middle East Africa & FZ-LLC KRW	Jun. 30, 2011 Former Chief Executive Officer KRW	May 31, 2011 Former Chief Executive Officer KRW	Apr. 30, 2010 Former Chief Executive Officer KRW	Dec. 31, 2012 Capital Lease Obligations USD ($)	Dec. 31, 2012 Capital Lease Obligations KRW	Dec. 31, 2011 Capital Lease Obligations USD ($)	Dec. 31, 2011 Capital Lease Obligations KRW	Dec. 31, 2010 Capital Lease Obligations USD ($)	Dec. 31, 2010 Capital Lease Obligations KRW	Dec. 31, 2012 Korea Software Industry Promotion Agency KRW	Aug. 31, 2010 Gravity Middle East & Africa FZ-LLC AED	Aug. 31, 2010 Gravity Middle East & Africa FZ-LLC KRW	Dec. 31, 2011 Gravity Middle East & Africa FZ-LLC KRW	Apr. 30, 2009 Gravity Middle East & Africa FZ-LLC USD ($)	Apr. 30, 2009 Gravity Middle East & Africa FZ-LLC KRW	Jun. 30, 2010 NeoCyon, Inc. KRW	Sep. 30, 2012 NeoCyon, Inc. Former Chief Executive Officer KRW	Jun. 30, 2010 NeoCyon, Inc. Former Chief Executive Officer KRW	Dec. 31, 2012 Ragnarok Online Contract	Dec. 31, 2012 Ragnarok Online Minimum	Dec. 31, 2012 Ragnarok Online Maximum	Dec. 31, 2012 Dragonica Contract	Dec. 31, 2012 Dragonica Minimum	Dec. 31, 2012 Dragonica Maximum
Commitments and Contingencies Disclosure [Line Items]
Outstanding licensing agreements																											11			7
Licensing agreements, percentage of royalty receivable																												16.00%	40.00%		20.00%	25.00%
Amount committed for license fee payment		850,000,000
Capital lease, principal payment	203,000	216,000,000	151,000	175,000,000	124,000	140,000,000
Capital lease, interest payment		55,000,000		58,000,000		32,000,000						36,000	39,000,000	52,000	61,000,000	28,000	32,000,000
Additional capital lease agreements	270,000	287,000,000
Rental expenses under operating leases		2,796,000,000		2,949,000,000		2,823,000,000
Lease agreement, guarantee deposit	5,424,000	5,767,000,000		5,924,000,000														1,371,000,000
Lawsuit failed, claim amount							721,022	229,000,000	110,000,000	50,000,000	1,201,000,000								5,000,000	1,628,000,000				1,294,000,000	20,000,000	81,000,000
Net assets repatriated																						1,400,000	1,820,000,000
Appeal filed, paid deposit in court																					4,140,000,000

Future Minimum Lease Payments Under Capital Lease (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2012 Principal Payments USD ($)	Dec. 31, 2012 Principal Payments KRW
Schedule of Capital Lease Obligations [Line Items]
2013 Principal			$ 207	220,000
2013 Interest	15	16,000
2014 Principal			86	91,000
2014 Interest	4	4,000
2015 Principal			52	55,000
2015 Interest

Future Minimum Rental Payments Under the Operating Lease (Detail) (KRW) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	2,302
2014	2,281
2015	139
2016	83
Total operating lease due	4,805

Shareholders Equity - Additional Information (Detail) (KRW)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Stockholders Equity Note [Line Items]
Common shares and non-voting preferred shares, authorized	40,000,000
Common shares and non-voting preferred shares, par value	500
Preferred shares, shares authorized	2,000,000	2,000,000
Non-voting preferred shares, dividends			1.00%	15.00%
Common shares, shares issued	6,948,900	6,948,900
Common shares, shares outstanding	6,948,900	6,948,900

Basic and Diluted Earning Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income (loss) available for common shareholders (A)	$ (11,497)	(12,224,000)	14,928,000	3,730,000
Weighted average outstanding shares of common shares (B)	6,948,900	6,948,900	6,948,900	6,948,900
Earnings (losses) per share Basic and diluted (A/B)	$ (1.65)	(1,759)	2,148	537

Income Tax Expenses Benefit (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW
Components Of Income Tax Expense Benefit [Line Items]
Domestic		(16,761,000,000)	4,878,000,000	10,395,000,000
Foreign		(862,000,000)	159,000,000	(2,133,000,000)
Income (loss) before income tax expense (benefit) and equity loss on investments	(16,576,000)	(17,623,000,000)	5,037,000,000	8,262,000,000
Domestic		3,715,000,000	3,694,000,000	4,458,000,000
Foreign		4,000,000	70,000,000	12,000,000
Current Income Tax Expense (Benefit), Total		3,719,000,000	3,764,000,000	4,470,000,000
Domestic		(1,135,000,000)	(11,726,000,000)	(263,000,000)
Foreign
Deferred Income Tax Expense (Benefit), Total		(1,135,000,000)	(11,726,000,000)	(263,000,000)
Total income tax expenses (benefit)	$ 2,430,000	2,584,000,000	(7,962,000,000)	4,207,000,000

Income Taxes - Additional Information (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income taxes recognized in other comprehensive income	104	130
Deferred tax assets from tax credit	7,214	7,937
Percentage of realizable deferred tax assets from tax credit carry forwards	34.00%	42.00%
Net deferred tax assets (liabilities)	11,092	9,853
Tax expense at Korean statutory tax rate, rate	22.00%	24.20%	24.20%
Income Tax Examination, Likelihood of Unfavorable Settlement	Greater than 50%
Tax examination, recognized income tax expense for penalties			133
Tax examination, withholding taxes due			608
Research And Human Resource Development
Income Taxes [Line Items]
Foreign tax credit carryforwards	2,763	2,434
There After
Income Taxes [Line Items]
Tax expense at Korean statutory tax rate, rate	22.00%
Gravity Company Limited
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	2,308
Foreign tax credit carryforwards	19,163
Tax credit carry-forwards, expiration date	Expire from 2013 to 2017
Tax credits carry forwards, recognized valuation allowance	13,900
Deferred tax assets from outside basis difference on investment in subsidiaries	4,841
Deferred tax liabilities from outside basis difference on investment in subsidiaries	382
Gravity Company Limited | Research And Human Resource Development
Income Taxes [Line Items]
Foreign tax credit carryforwards	1,946
Gravity Entertainment Corp. | JAPAN
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	245
Available loss carryforwards	445
Available loss carryforwards, expiration date	Expire from 2013 to 2019
Temporary differences and loss carryforwards, recognized valuation allowance	290
Gravity Interactive, Inc. | UNITED STATES
Income Taxes [Line Items]
Available loss carryforwards, expiration date	Expire from 2028 to 2032
Available loss carryforwards, recognized valuation allowance	2,905
Gravity Interactive, Inc. | Federal Tax | UNITED STATES
Income Taxes [Line Items]
Available loss carryforwards	7,227
Gravity Interactive, Inc. | State tax | UNITED STATES
Income Taxes [Line Items]
Available loss carryforwards	7,156

Deferred Income Tax Assets and Deferred Income Tax Liabilities (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2012 Investments In Subsidiaries And Equity Method Investees KRW	Dec. 31, 2011 Investments In Subsidiaries And Equity Method Investees KRW	Dec. 31, 2012 Depreciation And Amortization KRW	Dec. 31, 2011 Depreciation And Amortization KRW	Dec. 31, 2012 Research And Human Resource Development KRW	Dec. 31, 2011 Research And Human Resource Development KRW
Deferred tax assets
Accrued expense		342,000,000	181,000,000
Allowance for doubtful		660,000,000	421,000,000
Depreciation and amortization								1,032,000,000	204,000,000
Deferred revenue		736,000,000	663,000,000
Provisions for severance benefits		80,000,000	100,000,000
Net operation loss carryforwards in subsidiaries		3,703,000,000	3,887,000,000
Foreign tax credit carryforwards		20,433,000,000	17,224,000,000
Tax credit carryforwards for research and human resource development										2,763,000,000	2,434,000,000
Deferred Tax Assets, other		133,000,000	164,000,000			1,345,000,000	1,897,000,000
Total deferred tax assets		31,227,000,000	27,175,000,000
Less: Valuation allowance		(19,712,000,000)	(14,531,000,000)	(28,643,000,000)	(30,194,000,000)
Deferred Tax Assets, Net of Valuation Allowance, Total		11,515,000,000	12,644,000,000
Deferred tax liabilities
Accrued income		76,000,000	78,000,000
Intangible assets			2,009,000,000
Unrealized foreign exchange gains			9,000,000
Others			37,000,000
Deferred tax liabilities		423,000,000	2,791,000,000			347,000,000	426,000,000		232,000,000
Net deferred tax assets (liabilities)		11,092,000,000	9,853,000,000
Current portion of deferred income tax assets	2,597,000	2,761,000,000	3,062,000,000
Non-current deferred income tax assets	7,835,000	8,331,000,000	8,308,000,000
Non-current deferred income tax liabilities			1,517,000,000

Reconciliation of Income Tax Expense Benefit (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 Expiration Of Foreign Tax Credit And Net Operating Loss Carry Forwards KRW	Dec. 31, 2011 Expiration Of Foreign Tax Credit And Net Operating Loss Carry Forwards KRW	Dec. 31, 2010 Expiration Of Foreign Tax Credit And Net Operating Loss Carry Forwards KRW	Dec. 31, 2012 Research And Human Resource Development KRW	Dec. 31, 2011 Research And Human Resource Development KRW	Dec. 31, 2010 Research And Human Resource Development KRW	Dec. 31, 2010 Penalties KRW
Reconciliation Of Income Taxes [Line Items]
Tax expense at Korean statutory tax rate (2010, 2011: 24.2%, 2012: 22%)		(3,877,000,000)	1,219,000,000	1,999,000,000
Income tax exemption			(5,000,000)	(67,000,000)
Foreign tax credit		(387,000,000)	(393,000,000)	(414,000,000)
Reconciliation of income tax expense (benefit)					4,054,000,000	3,635,000,000	4,430,000,000	(997,000,000)	(356,000,000)	(585,000,000)	133,000,000
Foreign tax differential		(350,000,000)	39,000,000	(234,000,000)
Expense not deductible for tax purpose		923,000,000	672,000,000	233,000,000
Change in statutory tax rate				(14,000,000)
Change in valuation allowances		5,181,000,000	(14,112,000,000)	(1,551,000,000)
Tax effect from consolidation of subsidiaries		(2,424,000,000)
Loss of control in subsidiaries		258,000,000	1,364,000,000
Effect of change in foreign currency exchange rate		266,000,000	(52,000,000)	124,000,000
Others		(63,000,000)	27,000,000	154,000,000
Total income tax expense (benefit)	$ 2,430,000	2,584,000,000	(7,962,000,000)	4,207,000,000

Reconciliation of Income Tax Expense Benefit (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Tax expense at Korean statutory tax rate, rate	22.00%	24.20%	24.20%

Allowances for Deferred Income Tax Assets (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Balance at Beginning of Year	14,531	28,643	30,194
Decrease		14,112	1,551
Increase	5,181
Balance at End of Year	19,712	14,531	28,643

Revenues by Geographic Region (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF KRW	Dec. 31, 2011 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF KRW	Dec. 31, 2010 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF KRW	Dec. 31, 2012 JAPAN KRW	Dec. 31, 2011 JAPAN KRW	Dec. 31, 2010 JAPAN KRW	Dec. 31, 2012 Taiwan And Hong Kong KRW	Dec. 31, 2011 Taiwan And Hong Kong KRW	Dec. 31, 2010 Taiwan And Hong Kong KRW	Dec. 31, 2012 UNITED STATES KRW	Dec. 31, 2011 UNITED STATES KRW	Dec. 31, 2010 UNITED STATES KRW	Dec. 31, 2012 RUSSIAN FEDERATION KRW	Dec. 31, 2011 RUSSIAN FEDERATION KRW	Dec. 31, 2010 RUSSIAN FEDERATION KRW	Dec. 31, 2012 BRAZIL KRW	Dec. 31, 2011 BRAZIL KRW	Dec. 31, 2010 BRAZIL KRW	Dec. 31, 2012 THAILAND KRW	Dec. 31, 2011 THAILAND KRW	Dec. 31, 2010 THAILAND KRW	Dec. 31, 2012 Europe KRW	Dec. 31, 2011 Europe KRW	Dec. 31, 2010 Europe KRW	Dec. 31, 2012 Other Country KRW	Dec. 31, 2011 Other Country KRW	Dec. 31, 2010 Other Country KRW
Geographic Reporting Disclosure [Line Items]
Revenue	$ 54,343	57,781,000	57,477,000	52,362,000	14,762,000	10,458,000	9,737,000	30,387,000	29,513,000	29,186,000	2,244,000	3,590,000	2,926,000	5,023,000	5,879,000	4,759,000	476,000	487,000	647,000	837,000	1,189,000	1,114,000	974,000	1,245,000	936,000	982,000	2,058,000	1,084,000	2,096,000	3,058,000	1,973,000

Operations by Geographic Area - Additional Information (Detail) (Property, Plant and Equipment, Other Types)	12 Months Ended
Dec. 31, 2012
KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF
Geographic Reporting Disclosure [Line Items]
Concentration of risk, rate	85.00%
UNITED STATES
Geographic Reporting Disclosure [Line Items]
Concentration of risk, rate	15.00%

Related Party Transactions (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Sales to related parties	30,061	29,110	29,065
Purchases from related parties	3,312	2,139	4,182
Amounts due from related parties	2,657	3,573	3,149
Amounts due to related parties	6,699	6,373	7,412

Related Party Transactions - Additional Information (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Ingamba LLC	Dec. 31, 2011 Ingamba LLC	Dec. 31, 2010 Ingamba LLC	Jun. 30, 2008 GungHo Online Entertainment Incorporated	Apr. 01, 2008 GungHo Online Entertainment Incorporated
Related Party Transaction [Line Items]
Business acquisition, percent of voting right							6.92%	52.39%
Revenue from related parties	30,061	29,110	29,065	138	275	94
Due from related parties	2,657	3,573	3,149		47	94

Supplemental Cash Flow Information and Non Cash Activities (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental cash flow information
Cash paid during the year for income taxes	3,727	3,832	3,752
Interest paid	55	58	32
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	1,562	3,978	1,749
Offset of long-term deferred revenue and accounts payable			1,161
Reclassification of prepayment to intangible assets	312	1,392	92